SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 0.0%
	Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[a,b]	Drillco Holdings Luxembourg SA	19,278	$ 370,330
[a,b]	Malamute Energy, Inc.	847	847
			371,177
	Total Common Stock (Cost $1,740,793)		371,177
	Preferred Stock — 0.2%
	Financial Services — 0.2%
	Capital Markets — 0.2%
[a,c]	Gabelli Dividend & Income Trust Series J, 1.70%, 3/26/2028	525	12,337,500
			12,337,500
	Total Preferred Stock (Cost $12,882,832)		12,337,500
	Asset Backed Securities — 11.9%
	Auto Receivables — 3.6%
[d]	ACC Auto Trust, Series 2022-A Class A, 4.58% due 7/15/2026	$ 1,352,200	1,344,102
	ACM Auto Trust,
[d]	Series 2023-1A Class A, 6.61% due 1/22/2030	880,901	880,302
[d]	Series 2023-2A Class A, 7.97% due 6/20/2030	7,516,242	7,541,521
[d]	Ally Auto Receivables Trust Series 2023-1 Class CERT, due 4/15/2034	17,000	6,259,958
	Arivo Acceptance Auto Loan Receivables Trust,
[d]	Series 2019-1 Class B, 3.37% due 6/15/2025	389,549	389,069
[d]	Series 2021-1A Class A, 1.19% due 1/15/2027	398,655	392,125
[d]	Series 2021-1A Class C, 3.77% due 3/15/2027	900,000	867,634
[d]	Series 2021-1A Class D, 5.83% due 1/18/2028	850,000	812,132
[d]	Avid Automobile Receivables Trust, Series 2023-1 Class A, 6.63% due 7/15/2026	3,697,033	3,704,003
	BOF URSA VI Funding Trust I,
[d]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	3,070,076	3,060,129
[d]	Series 2023-CAR2 Class A2, 5.542% due 10/27/2031	6,848,546	6,818,471
[d]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	8,085,337	8,059,123
[d]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	10,674,626	10,740,693
	Carvana Auto Receivables Trust,
[d]	Series 2019-4A Class R, due 10/15/2026	8,000	2,223,321
[d]	Series 2020-P1 Class R, due 9/8/2027	20,000	1,788,710
	Series 2021-N3 Class A1, 0.35% due 6/12/2028	39,198	39,072
[d]	Series 2021-N4 Class R, due 9/12/2028	11,650	727,923
[d]	Series 2021-P1 Class R, due 12/10/2027	23,500	2,436,743
[d]	Series 2021-P2 Class R, due 5/10/2028	7,500	1,672,735
[d]	Series 2021-P3 Class R, due 9/11/2028	9,000	2,218,634
[d]	Series 2021-P4 Class R, due 9/11/2028	8,250	2,263,001
[d]	Series 2022-N1 Class E, 6.01% due 12/11/2028	6,000,000	5,587,911
[d]	Series 2022-P1 Class R, due 1/10/2029	24,000	5,942,684
[d]	Series 2022-P1 Class XS, due 1/10/2029	424,939,327	2,048,378
[d]	Series 2023-N1 Class A, 6.36% due 4/12/2027	5,635,076	5,650,064
[d]	Series 2023-N3 Class A, 6.41% due 9/10/2027	3,952,581	3,970,381
[d]	Series 2023-N4 Class A, 6.42% due 1/10/2028	4,613,875	4,638,561
	CPS Auto Receivables Trust,
[d]	Series 2020-A Class F, 6.93% due 3/15/2027	3,500,000	3,489,682
[d]	Series 2020-B Class D, 4.75% due 4/15/2026	117,554	117,422
[d]	Series 2020-C Class F, 6.67% due 11/15/2027	1,000,000	984,960
[d]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	10,000,000	10,048,765
[d]	Credit Suisse ABS Trust Series 2020-AT1 Class CERT, due 6/15/2026	10,000	78,766
[d]	Credito Real USA Auto Receivables Trust, Series 2021-1A Class A, 1.35% due 2/16/2027	256,656	255,865
	Exeter Automobile Receivables Trust,
[d]	Series 2019-3A Class D, 3.11% due 8/15/2025	2,449,794	2,434,206
	Series 2021-1A Class D, 1.08% due 11/16/2026	3,021,000	2,921,763
	Series 2021-3A Class C, 0.96% due 10/15/2026	10,891,807	10,665,263
	FHF Trust,
[d]	Series 2021-2A Class A, 0.83% due 12/15/2026	1,355,656	1,308,048

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d]	Series 2022-2A Class A, 6.14% due 12/15/2027	$ 4,281,148	$ 4,249,077
[d]	Series 2023-1A Class A2, 6.57% due 6/15/2028	4,441,382	4,435,140
[d]	First Investors Auto Owner Trust, Series 2022-1A Class E, 5.41% due 6/15/2029	5,000,000	4,900,685
	Flagship Credit Auto Trust,
[d]	Series 2018-4 Class R, due 3/16/2026	13,000	619,472
[d]	Series 2019-1 Class E, 5.06% due 6/15/2026	2,500,000	2,470,591
[d]	Series 2019-1 Class R, due 6/15/2026	24,000	506,922
[d]	Series 2019-2 Class D, 3.53% due 5/15/2025	2,224,472	2,206,633
[d]	Series 2019-2 Class R, due 12/15/2026	33,000	1,243,271
[d]	Series 2019-3 Class R, due 12/15/2026	31,000	1,431,697
[d]	Series 2019-4 Class D, 3.12% due 1/15/2026	1,344,093	1,324,287
[d]	Series 2019-4 Class R, due 3/15/2027	26,000	1,108,261
[d]	Series 2022-1 Class E, 5.37% due 6/15/2029	6,120,000	5,043,693
[d]	Foursight Capital Automobile Receivables Trust, Series 2021-1 Class F, 4.06% due 8/15/2028	3,130,000	3,007,640
[d]	GLS Auto Receivables Issuer Trust, Series 2020-2A Class C, 4.57% due 4/15/2026	1,192,849	1,186,985
	JPMorgan Chase Bank NA - CACLN,
[d]	Series 2020-1 Class R, 33.784% due 1/25/2028	1,659,268	1,787,994
[d]	Series 2020-2 Class R, 31.355% due 2/25/2028	10,640,860	11,888,757
[d]	Series 2021-1 Class R, 28.348% due 9/25/2028	3,236,933	3,823,105
[d]	Series 2021-2 Class G, 8.482% due 12/26/2028	3,950,000	3,930,451
	Lendbuzz Securitization Trust,
[d]	Series 2021-1A Class A, 1.46% due 6/15/2026	1,849,405	1,788,137
[d]	Series 2022-1A Class A, 4.22% due 5/17/2027	9,931,986	9,682,904
[d]	Series 2023-2A Class A2, 7.09% due 10/16/2028	4,595,305	4,608,374
[d]	Series 2023-3A Class A1, 6.03% due 10/15/2024	1,845,380	1,845,565
	Lobel Automobile Receivables Trust,
[d]	Series 2023-1 Class A, 6.97% due 7/15/2026	3,648,995	3,643,837
[d]	Series 2023-2 Class A, 7.59% due 4/16/2029	8,716,126	8,769,379
[d,e]	Oscar U.S. Funding XV LLC, Series 2023-1A Class A2, 6.07% due 9/10/2026	2,860,000	2,864,267
	Research-Driven Pagaya Motor Asset Trust,
[d]	Series 2023-3A Class A, 7.13% due 1/26/2032	16,637,218	16,740,373
[d]	Series 2023-4A Class A, 7.54% due 3/25/2032	9,465,000	9,532,039
	Santander Consumer Auto Receivables Trust,
[d]	Series 2020-AA Class R, due 1/16/2029	25,000	2,450,113
[d]	Series 2021-AA Class F, 5.79% due 8/15/2028	3,000,000	2,860,841
[d]	Series 2021-AA Class R, due 8/15/2028	28,500	1,365,516
	Santander Drive Auto Receivables Trust,
	Series 2021-3 Class C, 0.95% due 9/15/2027	5,729,173	5,675,734
[d]	Series 2023-S1 Class R1, 8.14% due 4/18/2028	14,175,289	14,182,418
[d]	Skopos Auto Receivables Trust, Series 2019-1A Class D, 5.24% due 4/15/2025	586,823	586,460
[d]	Tricolor Auto Securitization Trust, Series 2023-1A Class A, 6.48% due 8/17/2026	2,781,277	2,772,771
	United Auto Credit Securitization Trust,
[d]	Series 2021-1 Class F, 4.30% due 9/10/2027	6,125,000	5,954,103
[d]	Series 2022-1 Class R, due 11/10/2028	37,000	546,101
[d]	Veros Automobile Receivables Trust, Series 2020-1 Class D, 5.64% due 2/16/2027	6,077,292	5,979,043
			281,394,756
	Credit Card — 0.7%
[d]	Avant Credit Card Master Trust, Series 2021-1A Class A, 1.37% due 4/15/2027	7,900,000	7,582,573
[d]	Continental Credit Card ABS LLC, Series 2019-1A Class C, 6.16% due 8/15/2026	6,440,000	6,288,318
	Continental Finance Credit Card ABS Master Trust,
[d]	Series 2020-1A Class A, 2.24% due 12/15/2028	3,000,000	2,955,760
[d]	Series 2020-1A Class B, 3.66% due 12/15/2028	3,700,000	3,529,628
[d]	Genesis Private Label Amortizing Trust, Series 2020-1 Class D, 6.63% due 7/20/2030	866,236	860,968
	Mercury Financial Credit Card Master Trust,
[d]	Series 2022-1A Class A, 2.50% due 9/21/2026	12,500,000	11,893,618
[d]	Series 2023-1A Class A, 8.04% due 9/20/2027	14,600,000	14,610,590
[d]	Mission Lane Credit Card Master Trust, Series 2023-B Class A, 7.69% due 11/15/2028	8,000,000	8,083,298
			55,804,753
	Other Asset Backed — 6.5%
[c,d]	321 Henderson Receivables I LLC, Series 2006-3A Class A1, 5.676% (TSFR1M + 0.31%) due 9/15/2041	548,353	534,848
[d]	Affirm Asset Securitization Trust, Series 2021-Z2 Class A, 1.17% due 11/16/2026	464,701	452,962
[d]	AFG ABS I LLC, Series 2023-1 Class A2, 6.30% due 9/16/2030	9,551,455	9,593,866
[d]	AMCR ABS Trust, Series 2023-1A Class A, 7.66% due 1/21/2031	5,500,000	5,530,237

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d]	Amur Equipment Finance Receivables IX LLC, Series 2021-1A Class F, 6.09% due 2/20/2029	$ 8,152,000	$ 7,785,424
	Aqua Finance Trust,
[d]	Series 2019-A Class D, 6.07% due 7/16/2040	14,330,015	12,820,128
[d]	Series 2020-AA Class A, 1.90% due 7/17/2046	2,712,473	2,491,799
[d]	Series 2020-AA Class D, 7.15% due 7/17/2046	2,550,000	2,223,176
[d]	Series 2021-A Class A, 1.54% due 7/17/2046	4,991,331	4,457,717
[c,d,e]	Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1 Class A, 6.788% (SOFR30A + 1.45%) due 1/15/2037	20,000,000	19,875,532
[d]	Arm Master Trust LLC Agricultural Loan Backed Notes, Series 2021-T1 Class A, 2.43% due 11/15/2027	12,550,000	12,029,060
[d]	Auxilior Term Funding LLC, Series 2023-1A Class A2, 6.18% due 12/15/2028	3,640,000	3,674,477
	BHG Securitization Trust,
[d]	Series 2021-A Class C, 3.69% due 11/17/2033	2,200,000	1,747,227
[d]	Series 2021-B Class A, 0.90% due 10/17/2034	1,622,568	1,574,879
[d]	Series 2022-A Class A, 1.71% due 2/20/2035	6,989,851	6,769,639
[c,d,e]	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A Class A, 4.213% due 12/16/2041	3,365,253	3,172,794
[d,e]	CFG Investments Ltd., Series 2023-1 Class A, 8.56% due 7/25/2034	7,400,000	7,604,841
[d]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	1,093,216	1,033,044
[c,d]	Consumer Lending Receivables Trust Series 2019-A Class CERT, due 4/15/2026	310,000	282,780
[c,d]	Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-HP1 Class CERT, due 12/15/2026	100,000	613,609
[d]	CP EF Asset Securitization I LLC, Series 2022-1A Class A, 5.96% due 4/15/2030	6,273,295	6,236,270
[d]	Crossroads Asset Trust, Series 2022-A Class A, 6.35% due 4/21/2031	5,592,070	5,610,344
	Dext ABS LLC,
[d]	Series 2021-1 Class A, 1.12% due 2/15/2028	4,571,250	4,464,140
[d]	Series 2023-2 Class A2, 6.56% due 5/15/2034	5,442,500	5,489,015
[d]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	15,300,000	13,580,812
[d]	Diamond Issuer, Series 2021-1A Class A, 2.305% due 11/20/2051	10,983,000	9,675,499
[d,e]	ECAF I Ltd., Series 2015-1A Class B1, 5.802% due 6/15/2040	4,600,060	1,173,015
[d]	ExteNet LLC, Series 2019-1A Class A2, 3.204% due 7/25/2049	5,000,000	4,885,244
[d]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 7.00% due 7/25/2051	11,256,435	10,248,664
	Foundation Finance Trust,
[d]	Series 2019-1A Class A, 3.86% due 11/15/2034	637,754	629,805
[d]	Series 2019-1A Class C, 5.66% due 11/15/2034	575,000	541,858
[d]	Series 2020-1A Class A, 3.54% due 7/16/2040	1,948,989	1,893,245
[d]	Series 2020-1A Class C, 5.75% due 7/16/2040	4,025,000	3,718,028
[d]	Series 2021-1A Class A, 1.27% due 5/15/2041	1,420,801	1,260,272
[d]	Series 2021-1A Class D, 4.96% due 5/15/2041	2,148,015	1,924,368
[d]	Series 2021-2A Class A, 2.19% due 1/15/2042	1,482,676	1,347,321
[d]	Series 2021-2A Class D, 5.73% due 1/15/2042	3,750,000	3,376,897
	Goldman Home Improvement Trust Issuer Trust,
[d]	Series 2021-GRN2 Class A, 1.15% due 6/25/2051	4,808,202	4,487,225
[a,d]	Series 2021-GRN2 Class R, due 6/20/2051	41,500	2,596,982
[d]	Series 2022-GRN1 Class A, 4.50% due 6/25/2052	2,211,107	2,145,014
[d]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	9,269,183	7,314,639
	GoodLeap Sustainable Home Solutions Trust,
[d]	Series 2021-3CS Class C, 3.50% due 5/20/2048	4,208,961	2,812,174
[d]	Series 2021-4GS Class A, 1.93% due 7/20/2048	3,777,124	2,804,124
[c,d]	Gracie Point International Funding, Series 2023-2A Class A, 7.596% (SOFR90A + 2.25%) due 3/1/2027	19,500,000	19,498,358
[c,d,e]	Greystone Commercial Real Estate Notes Ltd., Series 2021-FL3 Class A, 6.496% (TSFR1M + 1.13%) due 7/15/2039	14,000,000	13,869,163
[d]	HERO Funding Trust, Series 2017-2A Class A1, 3.28% due 9/20/2048	871,589	766,707
[d]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	896,718	856,664
	InStar Leasing III LLC,
[d]	Series 2021-1A Class A, 2.30% due 2/15/2054	4,303,642	3,760,460
[d]	Series 2021-1A Class C, 5.29% due 2/15/2054	5,195,782	4,534,889
[d]	Lendingpoint Asset Securitization Trust, Series 2022-B Class A, 4.77% due 10/15/2029	1,339,698	1,330,104
	LendingPoint Asset Securitization Trust,
[d]	Series 2020-REV1 Class C, 7.699% due 10/15/2028	4,000,000	4,000,365
[d]	Series 2021-A Class D, 5.73% due 12/15/2028	9,000,000	8,729,963
[d]	Series 2021-B Class D, 6.12% due 2/15/2029	5,000,000	4,549,290
[d]	Series 2022-A Class E, 7.02% due 6/15/2029	6,000,000	4,800,922
[d]	Series 2022-C Class A, 6.56% due 2/15/2030	2,031,473	2,031,261
[d]	LendingPoint Pass-Through Trust, Series 2022-ST3 Class A, 4.00% due 5/15/2028	484,634	473,890
	LL ABS Trust,
[d]	Series 2020-1A Class C, 6.54% due 1/17/2028	1,913,343	1,912,156
[d]	Series 2021-1A Class A, 1.07% due 5/15/2029	423,755	419,126

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Loanpal Solar Loan Ltd.,
[d,f]	Series 2021-1GS Class R, due 1/20/2048	$ 13,252,480	$ 8,410,721
[d]	Series 2021-2GS Class C, 3.50% due 3/20/2048	3,039,727	1,864,931
	LP LMS Asset Securitization Trust,
[d]	Series 2021-2A Class A, 1.75% due 1/15/2029	640,286	636,472
[d]	Series 2021-2A Class D, 6.61% due 1/15/2029	2,947,000	2,637,356
	Marlette Funding Trust,
[d]	Series 2018-1A Class CERT, due 3/15/2028	58,592	96,504
[d]	Series 2019-4A Class C, 3.76% due 12/17/2029	653,266	650,096
[d]	Series 2021-1A Class R, due 6/16/2031	9,520	242,734
[d]	Series 2021-2A Class R, due 9/15/2031	16,347	515,456
[d]	Series 2021-3A Class B, 1.30% due 12/15/2031	883,691	871,885
[d]	Series 2021-3A Class R, due 12/15/2031	53,946	2,604,269
[d]	Series 2022-3A Class A, 5.18% due 11/15/2032	1,787,871	1,782,344
[d]	Series 2023-2A Class A, 6.04% due 6/15/2033	7,272,835	7,263,419
[d]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	10,000,000	10,023,972
	Mosaic Solar Loan Trust,
[d]	Series 2020-2A Class D, 5.42% due 8/20/2046	804,488	729,764
[d]	Series 2020-2A Class R, due 8/20/2046	975,660	389,464
[d]	Series 2021-1A Class R, due 12/20/2046	6,942,922	683,420
[d]	Series 2021-2A Class R, due 4/22/2047	9,930,000	1,018,330
[d]	Series 2021-3A Class R, due 6/20/2052	12,278,429	531,791
[d]	NetCredit Combined Receivables LLC, Series 2023-A Class A, 7.78% due 12/20/2027	4,638,711	4,581,720
[d]	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1 Class A1, 1.91% due 10/20/2061	19,365,000	16,946,102
	Oportun Funding LLC,
[d]	Series 2022-1 Class A, 3.25% due 6/15/2029	678,800	677,382
[c,d]	Series 2022-1 Class CERT, due 6/15/2029	11,000	863,746
[d]	Oportun Funding XIV LLC, Series 2021-A Class A, 1.21% due 3/8/2028	7,584,320	7,308,035
	Oportun Issuance Trust,
[d]	Series 2021-B Class A, 1.47% due 5/8/2031	7,300,000	6,822,197
[d]	Series 2022-A Class A, 5.05% due 6/9/2031	10,588,000	10,454,254
	Pagaya AI Debt Selection Trust,
[d]	Series 2021-1 Class B, 2.13% due 11/15/2027	1,710,271	1,699,522
[d]	Series 2021-HG1 Class A, 1.22% due 1/16/2029	3,053,614	2,964,112
	Pagaya AI Debt Trust,
[d]	Series 2022-1 Class A, 2.03% due 10/15/2029	6,241,532	6,146,285
[d]	Series 2022-2 Class A, 4.97% due 1/15/2030	2,168,514	2,155,036
[d]	Series 2023-1 Class A, 7.556% due 7/15/2030	4,254,024	4,271,504
[c,d]	Series 2023-5 Class AB, 7.286% due 4/15/2031	6,767,224	6,797,605
[d]	Post Road Equipment Finance, Series 2022-1A Class A1, 3.76% due 8/16/2027	1,354,969	1,349,737
	Prosper Marketplace Issuance Trust,
[c,d]	Series 2019-2A Class CERT, due 9/15/2025	16,385	108,063
[c,d]	Series 2019-3A Class CERT, due 7/15/2025	101,327,127	509,067
[d]	Series 2023-1A Class A, 7.06% due 7/16/2029	2,054,949	2,064,151
	Prosper Pass-Thru Trust II,
[d]	Series 2019-ST1 Class CERT, due 7/15/2025	13,363,728	84,978
[d]	Series 2019-ST2 Class R1, due 11/15/2025	6,385,267	364,778
[d]	Series 2019-ST2 Class R2, due 11/15/2025	3,193,133	182,417
[d]	Reach Financial LLC, Series 2023-1A Class A, 7.05% due 2/18/2031	1,879,068	1,887,486
[d]	Republic Finance Issuance Trust, Series 2021-A Class A, 2.30% due 12/22/2031	8,400,000	7,926,669
[d]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	12,100,000	11,311,359
[c,d]	SBA Tower Trust, Series 2014-2A Class C, 3.869% due 10/15/2049	4,607,000	4,529,839
[d]	SCF Equipment Leasing LLC, Series 2019-2A Class C, 3.11% due 6/21/2027	7,300,000	7,154,200
[d]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	13,878,591	12,911,307
[d]	Sierra Timeshare Receivables Funding LLC, Series 2023-1A Class D, 9.80% due 1/20/2040	2,648,139	2,688,775
[d]	SolarCity LMC Series I LLC, Series 2013-1 Class A, 4.80% due 11/20/2038	884,186	868,666
[d]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	3,285,281	3,052,367
[d]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	3,300,000	3,053,449
[d]	Stack Infrastructure Issuer LLC, Series 2021-1A Class A2, 1.877% due 3/26/2046	7,500,000	6,815,310
[d]	Theorem Funding Trust, Series 2022-3A Class A, 7.60% due 4/15/2029	4,256,705	4,286,415
	Upstart Pass-Through Trust,
[d]	Series 2020-ST1 Class A, 3.75% due 2/20/2028	284,404	281,597
[d]	Series 2020-ST2 Class A, 3.50% due 3/20/2028	288,806	284,204
[d]	Series 2020-ST3 Class A, 3.35% due 4/20/2028	401,472	392,310
[d]	Series 2020-ST5 Class A, 3.00% due 12/20/2026	2,083,846	2,045,415

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d]	Series 2021-ST1 Class A, 2.75% due 2/20/2027	$ 1,353,330	$ 1,314,092
[d]	Series 2021-ST2 Class A, 2.50% due 4/20/2027	1,552,681	1,502,338
[d]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	1,462,126	1,399,489
[d]	Series 2021-ST5 Class A, 2.00% due 7/20/2027	1,415,308	1,353,006
[d]	Series 2021-ST6 Class A, 1.85% due 8/20/2027	1,148,628	1,092,121
[d]	Series 2021-ST8 Class A, 1.75% due 10/20/2029	374,405	368,842
[d]	Series 2021-ST8 Class CERT, due 10/20/2029	5,400,000	1,322,557
[d]	Series 2021-ST9 Class CERT, due 11/20/2029	1,414,000	366,741
	Upstart Securitization Trust,
[d,f]	Series 2018-2 Class CERT, due 12/22/2025	84,500	920,958
[d]	Series 2020-1 Class C, 4.899% due 4/22/2030	3,064,674	3,039,775
[d]	Series 2020-3 Class C, 6.25% due 11/20/2030	3,671,570	3,640,283
[d]	Series 2021-3 Class CERT, due 7/20/2031	7,165	144,980
[d]	Series 2021-4 Class A, 0.84% due 9/20/2031	122,063	121,720
[d]	Series 2021-4 Class CERT, due 9/20/2031	4,706	187,809
[d]	Series 2023-1 Class A, 6.59% due 2/20/2033	2,017,298	2,016,202
[d]	Series 2023-3 Class A, 6.90% due 10/20/2033	4,369,172	4,383,598
	Upstart Structured Pass-Through Trust,
[d]	Series 2022-1A Class A, 3.40% due 4/15/2030	7,579,047	7,436,150
[d]	Series 2022-4A Class A, 7.01% due 11/15/2030	3,742,294	3,744,429
[d]	Verdant Receivables LLC, Series 2023-1A, Class A2 6.24% due 1/13/2031	10,000,000	10,089,247
			505,253,636
	Student Loan — 1.1%
	College Avenue Student Loans LLC,
[c,d]	Series 2021-A Class A1, 6.571% (TSFR1M + 1.21%) due 7/25/2051	2,682,559	2,642,683
[d]	Series 2021-A Class A2, 1.60% due 7/25/2051	255,482	223,493
[c,d]	Series 2021-C Class A1, 6.37% (TSFR1M + 1.01%) due 7/26/2055	5,093,891	4,917,440
[d]	Series 2021-C Class R, due 7/26/2055	38,750	9,145,504
	Commonbond Student Loan Trust,
[d]	Series 18-CGS Class A1, 3.87% due 2/25/2046	414,048	389,841
[d]	Series 2020-1 Class A, 1.69% due 10/25/2051	1,548,715	1,361,824
[d]	Series 2021-BGS Class A, 1.17% due 9/25/2051	2,546,644	2,106,660
	National Collegiate Student Loan Trust,
[c]	Series 2004-2 Class B, 6.01% (TSFR1M + 0.65%) due 12/26/2033	9,100,595	8,850,048
[c]	Series 2006-1 Class A5, 5.82% (TSFR1M + 0.46%) due 3/25/2033	10,349,072	9,771,263
[c]	Series 2006-4 Class A4, 5.78% (TSFR1M + 0.42%) due 5/25/2032	3,519,112	3,380,914
[c]	Series 2007-2 Class A4, 5.76% (TSFR1M + 0.40%) due 1/25/2033	1,978,298	1,843,359
[c,d]	Navient Private Education Refi Loan Trust, Series 2019-D Class A2B, 6.526% (TSFR1M + 1.16%) due 12/15/2059	3,085,694	3,044,876
	Nelnet Student Loan Trust,
[c,d]	Series 2015-2A Class A2, 6.052% (SOFR30A + 0.71%) due 9/25/2042	1,723,454	1,674,987
[c,d]	Series 2021-CA Class AFL, 6.212% (TSFR1M + 0.85%) due 4/20/2062	2,956,372	2,909,090
[c,d]	Series 2021-DA Class AFL, 6.162% (TSFR1M + 0.80%) due 4/20/2062	3,518,451	3,457,597
[c,d,e]	Prodigy Finance DAC, Series 2021-1A Class A, 6.72% (TSFR1M + 1.36%) due 7/25/2051	632,192	627,587
	SLM Student Loan Trust,
[c]	Series 2008-2 Class A3, 6.346% (SOFR90A + 1.01%) due 4/25/2023	136,674	133,757
[b,c,g]	Series 2008-5 Class A4, 7.296% (SOFR90A + 1.96%) due 7/25/2023	615,839	615,275
[c]	Series 2011-2 Class A2, 6.652% (SOFR30A + 1.31%) due 10/25/2034	2,885,020	2,883,022
[c]	Series 2012-1 Class A3, 6.402% (SOFR30A + 1.06%) due 9/25/2028	1,463,338	1,406,995
[c]	Series 2013-6 Class A3, 6.102% (SOFR30A + 0.76%) due 6/26/2028	1,619,621	1,590,648
	SMB Private Education Loan Trust,
[d]	Series 2021-A Class R, due 1/15/2053	2,742	7,968,854
[c,d]	Series 2021-D Class A1B, 6.076% (TSFR1M + 0.71%) due 3/17/2053	2,270,708	2,222,457
[d]	Series 2022-A Class D, 4.75% due 11/16/2054	6,000,000	5,592,993
[d]	SoFi Professional Loan Program Trust Series 2021-B Class R1, due 2/15/2047	90,000	3,200,554
[c,d]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 6.172% (TSFR1M + 0.81%) due 11/20/2061	2,139,828	2,121,692
			84,083,413
	Total Asset Backed Securities (Cost $970,911,906)		926,536,558
	Corporate Bonds — 42.9%
	Automobiles & Components — 0.5%
	Automobile Components — 0.1%
[d]	LKQ European Holdings BV (EUR), 4.125% due 4/1/2028	6,600,000	7,279,660
[d]	Real Hero Merger Sub 2, Inc., 6.25% due 2/1/2029	4,616,000	3,999,210

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Automobiles — 0.4%
[c,d]	Daimler Truck Finance North America LLC, 6.167% (SOFR + 0.75%) due 12/13/2024	$ 4,099,000	$ 4,094,860
	Hyundai Capital America,
[d]	0.875% due 6/14/2024	3,950,000	3,864,522
[d]	1.00% due 9/17/2024	7,143,000	6,912,353
[d]	1.80% due 10/15/2025 - 1/10/2028	1,933,000	1,783,060
[d]	2.375% due 10/15/2027	1,345,000	1,212,894
[d]	3.00% due 2/10/2027	2,750,000	2,570,672
[d]	5.50% due 3/30/2026	3,000,000	3,015,780
[d]	5.80% due 6/26/2025	4,500,000	4,526,010
[d]	6.50% due 1/16/2029	3,000,000	3,168,420
			42,427,441
	Banks — 1.4%
	Banks — 1.4%
[c,d,e]	Bank Leumi Le-Israel BM, 7.129% (5-Yr. CMT + 3.466%) due 7/18/2033	8,239,000	8,102,315
	Bank of New York Mellon Corp.,
[c,h]	Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	1,935,000	1,841,830
[c,h]	Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	12,675,000	10,979,972
[c,d,e]	DNB Bank ASA, 5.896% (SOFRINDX + 1.95%) due 10/9/2026	6,900,000	6,967,551
[c]	Fifth Third Bancorp, 6.339% (SOFR + 2.34%) due 7/27/2029	2,402,000	2,498,969
	FNB Corp., 5.15% due 8/25/2025	3,170,000	3,129,963
	KeyBank NA, 5.00% due 1/26/2033	12,100,000	11,305,998
[d,e]	Macquarie Bank Ltd., 3.624% due 6/3/2030	2,800,000	2,436,308
[c,d,e]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	5,177,000	4,693,468
[c]	PNC Financial Services Group, Inc., 5.068% (SOFR + 1.93%) due 1/24/2034	2,274,000	2,223,858
	Santander Holdings USA, Inc.,
	3.244% due 10/5/2026	1,815,000	1,719,749
	3.45% due 6/2/2025	1,185,000	1,151,476
[c]	7.66% (SOFR + 3.28%) due 11/9/2031	12,000,000	12,990,000
[d,e]	Sumitomo Mitsui Trust Bank Ltd., 5.65% due 3/9/2026	5,800,000	5,875,806
	Synchrony Bank, 5.40% due 8/22/2025	6,660,000	6,560,367
	U.S. Bancorp,
[c]	4.653% (SOFR + 1.23%) due 2/1/2029	7,808,000	7,682,135
[c]	5.775% (SOFR + 2.02%) due 6/12/2029	6,950,000	7,138,484
	Wells Fargo & Co.,
[c]	4.808% (SOFR + 1.98%) due 7/25/2028	3,350,000	3,327,555
[c]	5.574% (SOFR + 1.74%) due 7/25/2029	10,000,000	10,209,100
			110,834,904
	Capital Goods — 1.7%
	Aerospace & Defense — 0.9%
[d]	BWX Technologies, Inc.,4.125% due 6/30/2028 - 4/15/2029	16,461,000	15,259,597
[d]	L3Harris Technologies, Inc., due 8/23/2024	20,000,000	19,229,722
[d]	Spirit AeroSystems, Inc., 9.375% due 11/30/2029	2,490,000	2,726,351
	Teledyne Technologies, Inc., 0.95% due 4/1/2024	10,824,000	10,697,576
	TransDigm, Inc.,
[d]	6.25% due 3/15/2026	12,244,000	12,229,429
[d]	6.75% due 8/15/2028	11,165,000	11,457,858
	Construction & Engineering — 0.2%
[d,e]	IHS Netherlands Holdco BV, 8.00% due 9/18/2027	18,475,000	16,480,624
	Machinery — 0.4%
[d,e]	ATS Corp., 4.125% due 12/15/2028	9,620,000	8,918,702
	Flowserve Corp., 3.50% due 10/1/2030	4,053,000	3,599,550
	nVent Finance SARL,
[e]	2.75% due 11/15/2031	4,097,000	3,363,268
[e]	4.55% due 4/15/2028	3,000,000	2,915,610
	Regal Rexnord Corp.,
[d]	6.05% due 2/15/2026	4,350,000	4,396,415
[d]	6.30% due 2/15/2030	6,000,000	6,176,400
	Westinghouse Air Brake Technologies Corp., 4.15% due 3/15/2024	3,854,000	3,836,888
	Trading Companies & Distributors — 0.2%
	LKQ Corp., 6.25% due 6/15/2033	5,840,000	6,102,975
[d]	Windsor Holdings III LLC, 8.50% due 6/15/2030	7,470,000	7,835,134

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			135,226,099
	Commercial & Professional Services — 2.0%
	Commercial Services & Supplies — 1.6%
[d]	ACCO Brands Corp., 4.25% due 3/15/2029	$ 16,611,000	$ 15,001,726
	Avery Dennison Corp., 5.75% due 3/15/2033	16,449,000	17,412,089
[e]	Cimpress plc, 7.00% due 6/15/2026	12,141,000	11,870,256
[d]	Clean Harbors, Inc., 6.375% due 2/1/2031	1,000,000	1,016,580
	CoreCivic, Inc., 8.25% due 4/15/2026	11,650,000	11,846,536
	Element Fleet Management Corp.,
[d,e]	6.271% due 6/26/2026	17,735,000	18,020,888
[d,e]	6.319% due 12/4/2028	3,422,000	3,534,173
	Equifax, Inc.,
	2.35% due 9/15/2031	9,394,000	7,807,353
	5.10% due 6/1/2028	4,667,000	4,708,583
	Quanta Services, Inc., 0.95% due 10/1/2024	13,381,000	12,895,270
[d]	UL Solutions, Inc., 6.50% due 10/20/2028	16,950,000	17,809,195
[d]	VT Topco, Inc., 8.50% due 8/15/2030	1,450,000	1,508,914
	Professional Services — 0.4%
	Gartner, Inc.,
[d]	3.625% due 6/15/2029	7,155,000	6,471,411
[d]	4.50% due 7/1/2028	3,749,000	3,552,253
[d]	Korn Ferry, 4.625% due 12/15/2027	15,003,000	14,477,745
	Verisk Analytics, Inc., 5.75% due 4/1/2033	6,750,000	7,239,240
			155,172,212
	Consumer Discretionary Distribution & Retail — 0.3%
	Broadline Retail — 0.1%
	MercadoLibre, Inc.,
	2.375% due 1/14/2026	5,460,000	5,101,933
	3.125% due 1/14/2031	9,965,000	8,501,540
	Specialty Retail — 0.2%
	Advance Auto Parts, Inc.,
	1.75% due 10/1/2027	1,792,000	1,539,453
	3.90% due 4/15/2030	2,996,000	2,675,368
	5.90% due 3/9/2026	5,850,000	5,828,297
	Tractor Supply Co., 5.25% due 5/15/2033	3,520,000	3,612,154
			27,258,745
	Consumer Durables & Apparel — 0.4%
	Household Durables — 0.2%
[d]	CD&R Smokey Buyer, Inc., 6.75% due 7/15/2025	13,833,000	13,722,059
	Leisure Products — 0.2%
	Polaris, Inc., 6.95% due 3/15/2029	9,875,000	10,491,595
[d]	Vista Outdoor, Inc., 4.50% due 3/15/2029	3,398,000	3,326,574
			27,540,228
	Consumer Services — 1.3%
	Hotels, Restaurants & Leisure — 1.3%
	Hyatt Hotels Corp., 5.75% due 4/23/2030	4,475,000	4,633,460
	Marriott International, Inc.,
	Series GG, 3.50% due 10/15/2032	8,825,000	7,868,900
	Series- II, 2.75% due 10/15/2033	2,359,000	1,946,953
[d]	Nathan’s Famous, Inc., 6.625% due 11/1/2025	14,453,000	14,380,880
[d]	Papa John’s International, Inc., 3.875% due 9/15/2029	12,568,000	11,138,767
[d]	SeaWorld Parks & Entertainment, Inc., 8.75% due 5/1/2025	15,990,000	16,265,508
[d]	Six Flags Entertainment Corp., 7.25% due 5/15/2031	8,888,000	8,909,864
[d]	TKC Holdings, Inc., 6.875% due 5/15/2028	8,650,000	8,034,898
	Warnermedia Holdings, Inc., 6.412% due 3/15/2026	13,000,000	13,010,010
[d]	WMG Acquisition Corp. (EUR), 2.25% due 8/15/2031	19,018,000	18,378,327
			104,567,567
	Consumer Staples Distribution & Retail — 0.5%
	Consumer Staples Distribution & Retail — 0.5%
[d]	7-Eleven, Inc., 0.80% due 2/10/2024	5,236,000	5,207,045

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
[d]	5.875% due 2/15/2028	$ 13,948,000	$ 13,937,260
[d]	6.50% due 2/15/2028	4,725,000	4,799,372
[d]	KeHE Distributors LLC/KeHE Finance Corp., 8.625% due 10/15/2026	3,567,000	3,571,601
[d]	U.S. Foods, Inc., 4.75% due 2/15/2029	12,000,000	11,415,360
			38,930,638
	Energy — 3.0%
	Energy Equipment & Services — 0.2%
[d,e]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	8,000,000	7,250,240
[d]	Enviva Partners LP/Enviva Partners Finance Corp., 6.50% due 1/15/2026	17,644,000	8,742,602
[d,e,h]	Odebrecht Oil & Gas Finance Ltd. (Guaranty: Odebrecht Oleo e Gas SA), Zero coupon due 1/29/2024	304,899	8,809
	Oil, Gas & Consumable Fuels — 2.8%
[d]	Chesapeake Energy Corp., 5.50% due 2/1/2026	8,550,000	8,491,347
[d]	CITGO Petroleum Corp., 7.00% due 6/15/2025	12,200,000	12,175,600
[d]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	725,000	704,729
[d]	Columbia Pipelines Operating Co. LLC, 5.927% due 8/15/2030	11,960,000	12,376,208
	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75% due 5/15/2025	10,848,000	10,736,483
[e]	Ecopetrol SA, 8.875% due 1/13/2033	10,588,000	11,505,238
[d]	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	1,989,000	1,711,972
[e]	Energian Israel Finance Ltd., 8.50% due 9/30/2033	6,400,000	6,099,392
	Energy Transfer LP,
	6.05% due 12/1/2026	14,520,000	14,927,867
[c]	8.656% (TSFR3M + 3.28%) due 11/1/2066	1,200,000	1,003,920
[d]	Florida Gas Transmission Co. LLC, 2.30% due 10/1/2031	2,101,000	1,723,009
	Galaxy Pipeline Assets Bidco Ltd.,
[d,e]	1.75% due 9/30/2027	6,659,980	6,263,844
[d,e]	2.16% due 3/31/2034	3,703,733	3,219,470
[d,e]	2.625% due 3/31/2036	6,630,000	5,477,043
[b,d,e,g]	Gazprom PJSC via Gaz Finance plc, 3.50% due 7/14/2031	16,000,000	9,555,840
[d]	Gray Oak Pipeline LLC, 3.45% due 10/15/2027	6,730,000	6,264,351
[d]	Gulfstream Natural Gas System LLC, 4.60% due 9/15/2025	5,000,000	4,905,850
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	4,450,000	4,536,597
	Kinder Morgan, Inc., 5.20% due 6/1/2033	3,846,000	3,825,270
[d,e]	Medco Maple Tree Pte. Ltd., 8.96% due 4/27/2029	13,000,000	13,228,540
[d]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	5,487,000	5,277,616
	MPLX LP, 4.95% due 9/1/2032	2,790,000	2,733,335
	Parkland Corp.,
[d,e]	4.50% due 10/1/2029	1,825,000	1,682,395
[d,e]	5.875% due 7/15/2027	3,726,000	3,711,916
	Petroleos Mexicanos,
[e]	5.95% due 1/28/2031	8,312,000	6,635,303
[e]	6.84% due 1/23/2030	10,950,000	9,440,324
	Petroleos Mexicanos (EUR), 3.75% due 2/21/2024	4,466,000	4,904,456
[d,e]	Petrorio Luxembourg Trading SARL, 6.125% due 6/9/2026	800,000	785,120
[c,d]	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00% due 10/15/2026	848,000	846,338
[h]	Summit Midstream Partners LP, Series A, 13.076% due 1/29/2024	2,114,000	1,804,997
	Sunoco LP/Sunoco Finance Corp.,
	5.875% due 3/15/2028	15,530,000	15,504,841
[d]	7.00% due 9/15/2028	4,470,000	4,614,470
	Tennessee Gas Pipeline Co. LLC, 7.00% due 3/15/2027	2,251,000	2,371,834
[d,e]	TMS Issuer SARL, 5.78% due 8/23/2032	10,700,000	11,156,034
	Williams Cos., Inc., 4.30% due 3/4/2024	11,067,000	11,035,791
			237,238,991
	Equity Real Estate Investment Trusts (REITs) — 1.7%
	Diversified REITs — 1.4%
	American Tower Corp.,
	1.45% due 9/15/2026	1,842,000	1,679,775
	3.65% due 3/15/2027	2,830,000	2,723,394
	5.80% due 11/15/2028	5,000,000	5,204,050
	Crown Castle, Inc.,
	1.05% due 7/15/2026	2,636,000	2,380,255
	5.00% due 1/11/2028	7,100,000	7,078,274
	Digital Realty Trust LP, 4.45% due 7/15/2028	4,800,000	4,699,104

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Extra Space Storage LP, 5.70% due 4/1/2028	$ 3,257,000	$ 3,339,500
[d]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	6,085,000	5,575,320
	Iron Mountain, Inc.,
[d]	4.875% due 9/15/2029	2,000,000	1,888,960
[d]	7.00% due 2/15/2029	7,985,000	8,232,375
	Realty Income Corp., 4.70% due 12/15/2028	4,503,000	4,536,863
	SBA Tower Trust,
[d]	1.631% due 5/15/2051	13,500,000	12,053,588
[d]	1.84% due 4/15/2027	3,400,000	3,009,196
[d]	1.884% due 7/15/2050	2,420,000	2,245,183
[d]	6.599% due 1/15/2028	15,000,000	15,416,571
	Service Properties Trust,
	4.95% due 2/15/2027	2,850,000	2,593,985
	5.25% due 2/15/2026	700,000	679,511
	Sun Communities Operating LP,
	2.30% due 11/1/2028	5,153,000	4,520,933
	2.70% due 7/15/2031	9,377,000	7,818,168
[d,e]	Trust Fibra Uno, 5.25% due 1/30/2026	8,699,000	8,491,268
	Vornado Realty LP,
	2.15% due 6/1/2026	9,336,500	8,418,815
	3.40% due 6/1/2031	957,000	741,962
	Retail REITs — 0.3%
	Retail Opportunity Investments Partnership LP, 6.75% due 10/15/2028	20,016,000	21,047,424
			134,374,474
	Financial Services — 4.9%
	Capital Markets — 1.8%
[d,e]	B3 SA - Brasil Bolsa Balcao, 4.125% due 9/20/2031	11,627,000	10,162,696
	Blue Owl Capital Corp. III, 3.125% due 4/13/2027	6,070,000	5,384,576
	Blue Owl Credit Income Corp.,
	3.125% due 9/23/2026	7,087,000	6,469,226
	4.70% due 2/8/2027	1,910,000	1,806,344
	7.75% due 9/16/2027	2,030,000	2,097,457
	Blue Owl Technology Finance Corp.,
	2.50% due 1/15/2027	3,547,000	3,098,198
[d]	3.75% due 6/17/2026	3,540,000	3,237,365
[d]	4.75% due 12/15/2025	13,299,000	12,573,938
[d]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	12,500,000	13,219,750
[c]	Citigroup Global Markets Holdings, Inc., 6.40% due 1/29/2035	4,108,000	2,802,605
	Compass Group Diversified Holdings LLC,
[d]	5.00% due 1/15/2032	800,000	721,824
[d]	5.25% due 4/15/2029	9,633,000	8,960,328
[d,e]	FORESEA Holding SA, 7.50% due 6/15/2030	198,293	184,171
[d]	GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV (GBP), 8.50% due 1/15/2031	150,000	207,090
[d]	GTP Acquisition Partners I LLC, Series 2015-2 Class A, 3.482% due 6/15/2050	2,000,000	1,947,340
	Hercules Capital, Inc.,
	2.625% due 9/16/2026	5,218,000	4,703,244
	3.375% due 1/20/2027	4,157,000	3,779,919
	LPL Holdings, Inc.,
[d]	4.00% due 3/15/2029	16,905,000	15,551,755
[d]	4.625% due 11/15/2027	3,515,000	3,389,444
[d,e]	LSEGA Financing plc, 2.00% due 4/6/2028	2,065,000	1,845,016
	Main Street Capital Corp., 3.00% due 7/14/2026	2,258,000	2,060,109
	Nasdaq, Inc., 5.55% due 2/15/2034	10,156,000	10,569,552
[d]	Oaktree Strategic Credit Fund, 8.40% due 11/14/2028	6,938,000	7,324,793
	Sixth Street Specialty Lending, Inc., 3.875% due 11/1/2024	4,054,000	3,967,812
[d]	StoneX Group, Inc., 8.625% due 6/15/2025	13,286,000	13,416,734
	Consumer Finance — 0.2%
[d]	FirstCash, Inc., 5.625% due 1/1/2030	17,215,000	16,483,018
	Financial Services — 2.9%
	Antares Holdings LP,
[d]	2.75% due 1/15/2027	1,630,000	1,446,022
[d]	3.75% due 7/15/2027	6,480,000	5,828,112
[d]	3.95% due 7/15/2026	9,451,000	8,775,443

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d]	7.95% due 8/11/2028	$ 5,000,000	$ 5,172,750
[d]	8.50% due 5/18/2025	3,210,000	3,262,772
[e]	Banco Santander SA, 5.147% due 8/18/2025	9,500,000	9,449,650
	Bank of America Corp.,
[c]	0.976% (SOFR + 0.69%) due 4/22/2025	9,500,000	9,347,335
[c]	1.734% (SOFR + 0.96%) due 7/22/2027	1,290,000	1,181,601
[c]	3.841% (SOFR + 1.11%) due 4/25/2025	2,535,000	2,519,511
[c]	4.948% (SOFR + 2.04%) due 7/22/2028	4,900,000	4,895,737
	BNP Paribas SA,
[c,d,e]	2.159% (SOFR + 1.22%) due 9/15/2029	1,350,000	1,174,473
[d,e]	3.375% due 1/9/2025	5,000,000	4,895,400
[c]	Capital One Financial Corp., 7.149% (SOFR + 2.44%) due 10/29/2027	3,737,000	3,880,501
[c]	Charles Schwab Corp., 6.465% (SOFRINDX + 1.05%) due 3/3/2027	20,000,000	19,741,200
	Citigroup, Inc.,
[c]	1.462% (SOFR + 0.77%) due 6/9/2027	5,881,000	5,382,232
[c]	6.058% (SOFR + 0.67%) due 5/1/2025	3,971,000	3,958,213
	Deutsche Bank AG,
[e]	0.898% due 5/28/2024	3,667,000	3,595,384
[c,e]	2.552% (SOFR + 1.32%) due 1/7/2028	4,760,000	4,371,536
	Goldman Sachs Group, Inc.,
[c]	1.757% (SOFR + 0.73%) due 1/24/2025	2,692,000	2,681,501
[c]	5.866% (SOFR + 0.50%) due 7/16/2024	5,092,000	4,945,911
[c]	5.918% (SOFR + 0.50%) due 9/10/2024	3,687,000	3,678,741
[c]	6.079% (SOFR + 0.70%) due 1/24/2025	2,610,000	2,608,016
[c]	6.238% (SOFR + 0.82%) due 9/10/2027	3,687,000	3,609,241
	HSBC Holdings plc,
[c,e]	1.589% (SOFR + 1.29%) due 5/24/2027	3,500,000	3,208,345
[c,e]	1.645% (SOFR + 1.54%) due 4/18/2026	3,750,000	3,564,075
[c,e]	2.206% (SOFR + 1.29%) due 8/17/2029	3,500,000	3,055,465
[c,e]	2.251% (SOFR + 1.10%) due 11/22/2027	1,350,000	1,239,381
[c,e]	4.18% (SOFR + 1.51%) due 12/9/2025	2,600,000	2,564,952
	JPMorgan Chase & Co.,
[c]	1.04% (TSFR3M + 0.70%) due 2/4/2027	1,896,000	1,741,760
[c]	3.54% (TSFR3M + 1.64%) due 5/1/2028	3,880,000	3,705,284
[c]	4.323% (SOFR + 1.56%) due 4/26/2028	2,434,000	2,393,669
[c]	6.328% (SOFR + 0.92%) due 2/24/2026	7,590,000	7,585,522
	Mitsubishi UFJ Financial Group, Inc.,
[c,e]	0.962% (H15T1Y + 0.45%) due 10/11/2025	9,714,000	9,368,376
[c,e]	2.309% (H15T1Y + 0.95%) due 7/20/2032	7,000,000	5,811,750
[c,e]	5.017% (H15T1Y + 1.95%) due 7/20/2028	1,750,000	1,751,768
[c,e]	5.475% (H15T1Y + 1.53%) due 2/22/2031	2,000,000	2,047,480
[c]	Morgan Stanley, 4.679% (SOFR + 1.67%) due 7/17/2026	1,560,000	1,545,586
[c,e]	NatWest Group plc, 1.642% (H15T1Y + 0.90%) due 6/14/2027	2,000,000	1,826,360
	Societe Generale SA,
[c,d,e]	1.792% (H15T1Y + 1.00%) due 6/9/2027	1,667,000	1,517,870
[d,e]	2.625% due 1/22/2025	3,000,000	2,906,670
[d,e]	3.875% due 3/28/2024	2,000,000	1,990,200
[c,d,e]	6.425% (SOFR + 1.05%) due 1/21/2026	2,600,000	2,588,534
[e]	Sumitomo Mitsui Financial Group, Inc., 5.852% due 7/13/2030	14,550,000	15,214,790
[c]	Truist Financial Corp., 6.047% due 6/8/2027	6,250,000	6,362,125
	UBS Group AG,
[c,d,e]	1.494% (H15T1Y + 0.85%) due 8/10/2027	2,679,000	2,421,066
[c,d,e]	2.593% (SOFR + 1.56%) due 9/11/2025	3,467,000	3,392,078
[c,d,e]	4.49% (H15T1Y + 1.60%) due 8/5/2025	1,733,000	1,720,054
[c,d,e]	4.751% (H15T1Y + 1.75%) due 5/12/2028	3,600,000	3,542,220
[d]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	12,301,000	12,223,258
	Western Union Co., 2.85% due 1/10/2025	2,338,000	2,271,554
			379,925,778
	Food, Beverage & Tobacco — 1.6%
	Beverages — 0.5%
[d,e]	Becle SAB de CV, 2.50% due 10/14/2031	10,661,000	8,542,979
[d,e]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	20,790,000	19,562,351
	Constellation Brands, Inc., 5.00% due 2/2/2026	2,763,000	2,762,530
	Huntington Ingalls Industries, Inc., 2.043% due 8/16/2028	6,445,000	5,677,723

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Food Products — 0.4%
[d]	Darling Global Finance BV (EUR), 3.625% due 5/15/2026	$ 9,700,000	$ 10,564,825
	Darling Ingredients, Inc.,
[d]	5.25% due 4/15/2027	3,700,000	3,643,612
[d]	6.00% due 6/15/2030	1,000,000	999,420
	Post Holdings, Inc.,
[d]	5.50% due 12/15/2029	8,247,000	7,964,705
[d]	5.625% due 1/15/2028	8,445,000	8,358,439
	Tobacco — 0.7%
	Altria Group, Inc., 2.45% due 2/4/2032	9,890,000	8,079,635
	BAT Capital Corp.,
	2.726% due 3/25/2031	7,615,000	6,387,767
	6.343% due 8/2/2030	6,880,000	7,229,710
	7.75% due 10/19/2032	4,862,000	5,484,482
[d,e]	Imperial Brands Finance plc, 6.125% due 7/27/2027	5,000,000	5,130,150
[d]	Vector Group Ltd., 10.50% due 11/1/2026	20,927,000	20,981,829
			121,370,157
	Health Care Equipment & Services — 1.5%
	Health Care Equipment & Supplies — 0.2%
[d]	Hologic, Inc., 3.25% due 2/15/2029	9,957,000	9,021,341
[d,e]	Olympus Corp., 2.143% due 12/8/2026	5,510,000	5,074,765
	Health Care Providers & Services — 1.3%
	Centene Corp.,
	2.625% due 8/1/2031	3,950,000	3,293,826
	3.00% due 10/15/2030	6,962,000	6,060,143
	4.625% due 12/15/2029	5,775,000	5,548,504
	Charles River Laboratories International, Inc.,
[d]	3.75% due 3/15/2029	4,567,000	4,205,202
[d]	4.25% due 5/1/2028	4,480,000	4,276,742
[d]	Highmark, Inc., 1.45% due 5/10/2026	8,000,000	7,310,560
	Humana, Inc., 5.70% due 3/13/2026	21,835,000	21,852,250
[d]	IQVIA, Inc., 5.70% due 5/15/2028	5,000,000	5,101,950
	IQVIA, Inc. (EUR),
[d]	2.25% due 3/15/2029	9,460,000	9,573,540
[d]	2.875% due 6/15/2028	5,000,000	5,260,102
	Tenet Healthcare Corp.,
	6.125% due 6/15/2030	4,500,000	4,550,130
[d]	6.75% due 5/15/2031	16,224,000	16,606,724
	Universal Health Services, Inc.,
	1.65% due 9/1/2026	6,179,000	5,620,913
	2.65% due 10/15/2030	4,646,000	3,933,397
			117,290,089
	Household & Personal Products — 0.7%
	Household Products — 0.6%
[d]	Energizer Holdings, Inc., 4.75% due 6/15/2028	7,268,000	6,761,348
[d]	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00% due 12/31/2026	4,585,000	4,470,421
	Prestige Brands, Inc.,
[d]	3.75% due 4/1/2031	6,386,000	5,605,822
[d]	5.125% due 1/15/2028	12,321,000	12,072,485
	Scotts Miracle-Gro Co.,
	4.375% due 2/1/2032	13,166,000	11,250,874
	5.25% due 12/15/2026	2,000,000	1,941,140
	Spectrum Brands, Inc. (EUR), 4.00% due 10/1/2026	2,900,000	3,160,637
[d]	Spectrum Brands, Inc.(EUR), 4.00% due 10/1/2026	2,000,000	2,179,750
	Personal Care Products — 0.1%
[d]	Edgewell Personal Care Co., 5.50% due 6/1/2028	9,892,000	9,673,782
			57,116,259
	Industrials — 0.3%
	Transportation Infrastructure — 0.3%
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
[d]	3.90% due 2/1/2024	2,845,000	2,837,631
[d]	5.55% due 5/1/2028	9,940,000	10,097,450

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d]	5.75% due 5/24/2026	$ 2,480,000	$ 2,498,798
[d]	6.05% due 8/1/2028	3,053,000	3,163,916
[d]	6.20% due 6/15/2030	2,400,000	2,517,720
			21,115,515
	Insurance — 4.6%
	Insurance — 4.6%
[d]	American National Group LLC, 6.144% due 6/13/2032	12,684,000	12,160,658
[d,e]	Ascot Group Ltd., 4.25% due 12/15/2030	6,889,000	5,722,555
	Brighthouse Financial Global Funding,
[d]	1.55% due 5/24/2026	2,089,000	1,913,566
[d]	2.00% due 6/28/2028	4,823,000	4,160,416
[c,d]	6.127% (SOFR + 0.76%) due 4/12/2024	4,500,000	4,489,155
	Brighthouse Financial, Inc., 5.625% due 5/15/2030	6,750,000	6,838,628
[d]	Corebridge Global Funding, 5.75% due 7/2/2026	8,940,000	9,052,197
[d,e]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	7,678,000	7,548,165
[c]	Enstar Finance LLC, 5.75% (5-Yr. CMT + 5.468%) due 9/1/2040	3,304,000	3,121,487
[e]	Enstar Group Ltd., 3.10% due 9/1/2031	12,701,000	10,367,699
	Equitable Financial Life Global Funding,
[d]	1.00% due 1/9/2026	3,000,000	2,749,020
[d]	1.40% due 8/27/2027	4,620,000	4,030,811
[d]	1.80% due 3/8/2028	5,919,000	5,191,141
	F&G Annuities & Life, Inc., 7.40% due 1/13/2028	11,590,000	11,954,042
	F&G Global Funding,
[d]	1.75% due 6/30/2026	7,973,000	7,208,708
[d]	2.00% due 9/20/2028	8,458,000	7,188,031
[d]	2.30% due 4/11/2027	4,200,000	3,782,478
	Fairfax Financial Holdings Ltd.,
[e]	3.375% due 3/3/2031	1,520,000	1,337,144
[e]	4.625% due 4/29/2030	4,673,000	4,493,463
[e]	5.625% due 8/16/2032	10,603,000	10,613,179
[d]	Fairfax U.S., Inc., 4.875% due 8/13/2024	1,187,000	1,187,000
[d,e]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	4,409,000	3,462,961
	Fidelity National Financial, Inc.,
	2.45% due 3/15/2031	831,000	689,032
	3.40% due 6/15/2030	3,026,000	2,714,413
	4.50% due 8/15/2028	1,280,000	1,246,694
	First American Financial Corp.,
	2.40% due 8/15/2031	2,261,000	1,786,846
	4.00% due 5/15/2030	1,457,000	1,315,948
[d]	Five Corners Funding Trust III, 5.791% due 2/15/2033	7,260,000	7,714,839
	GA Global Funding Trust,
[d]	1.625% due 1/15/2026	610,000	561,096
[d]	2.25% due 1/6/2027	2,971,000	2,700,906
[d]	3.85% due 4/11/2025	5,860,000	5,740,397
[c,d]	5.922% (SOFR + 0.50%) due 9/13/2024	5,322,000	5,275,113
[d]	Global Atlantic Fin Co., 4.40% due 10/15/2029	7,275,000	6,700,639
	Globe Life, Inc., 4.80% due 6/15/2032	3,038,000	2,952,875
[d]	Guardian Life Global Funding, 5.55% due 10/28/2027	4,545,000	4,715,438
	Horace Mann Educators Corp., 7.25% due 9/15/2028	6,000,000	6,377,880
[d,e]	Intact Financial Corp., 5.459% due 9/22/2032	5,922,000	5,892,212
	Jackson Financial, Inc., 5.17% due 6/8/2027	2,788,000	2,782,898
	Jackson National Life Global Funding,
[d]	5.25% due 4/12/2028	6,697,000	6,525,758
[d]	5.50% due 1/9/2026	17,000,000	16,974,160
	Mercury General Corp., 4.40% due 3/15/2027	9,408,000	9,004,021
[c,d]	Nationwide Mutual Insurance Co., 7.936% (SOFR + 2.29%) due 12/15/2024	6,178,000	6,178,618
[d]	New York Life Global Funding, 4.55% due 1/28/2033	4,400,000	4,334,880
[c,d]	Pacific Life Global Funding II, 6.035% (SOFR + 0.62%) due 6/4/2026	4,533,000	4,498,685
[e]	Pentair Finance SARL, 5.90% due 7/15/2032	9,193,000	9,546,655
	Principal Life Global Funding II,
[d]	0.50% due 1/8/2024	9,485,000	9,477,791
[d]	5.50% due 6/28/2028	6,400,000	6,483,712
[d]	Protective Life Corp., 3.40% due 1/15/2030	4,902,000	4,341,751
[d]	Protective Life Global Funding, 5.467% due 12/8/2028	4,850,000	4,982,502

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Reinsurance Group of America, Inc., 6.00% due 9/15/2033	$ 12,295,000	$ 12,894,750
	Reliance Standard Life Global Funding II,
[d]	1.512% due 9/28/2026	4,000,000	3,578,080
[d]	2.75% due 5/7/2025	2,900,000	2,786,726
[d]	5.243% due 2/2/2026	9,630,000	9,534,952
[e]	RenaissanceRe Holdings Ltd., 5.75% due 6/5/2033	9,395,000	9,500,224
[d]	RGA Global Funding, 2.70% due 1/18/2029	9,687,000	8,610,193
[d]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	2,000,000	1,889,600
[d]	Security Benefit Global Funding, 1.25% due 5/17/2024	15,809,000	15,437,330
	Stewart Information Services Corp., 3.60% due 11/15/2031	16,620,000	12,941,329
	Willis North America, Inc.,
	2.95% due 9/15/2029	3,000,000	2,689,890
	5.35% due 5/15/2033	9,835,000	9,941,021
			359,892,358
	Materials — 3.4%
	Chemicals — 0.8%
	FMC Corp., 5.15% due 5/18/2026	4,860,000	4,854,897
	International Flavors & Fragrances, Inc. (EUR), 1.80% due 9/25/2026	13,400,000	14,052,250
[d,e]	NOVA Chemicals Corp., 5.25% due 6/1/2027	9,300,000	8,728,887
[d,e]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	12,383,000	11,467,897
	OCP SA,
[d,e]	3.75% due 6/23/2031	7,800,000	6,709,404
[d,e]	4.50% due 10/22/2025	4,800,000	4,680,768
[d,e]	5.625% due 4/25/2024	4,710,000	4,702,040
[b,e,g]	Phosagro OAO Via Phosagro Bond Funding DAC, 3.05% due 1/23/2025	933,000	786,043
[d,e]	SNF Group SACA, 3.125% due 3/15/2027	8,405,000	7,653,929
	Construction Materials — 0.2%
	Vulcan Materials Co., 5.80% due 3/1/2026	12,388,000	12,395,804
	Containers & Packaging — 1.4%
	Amcor Finance USA, Inc., 5.625% due 5/26/2033	8,772,000	9,123,932
[d,e]	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance plc, 3.25% due 9/1/2028	16,310,000	14,308,600
	Ball Corp.,
	2.875% due 8/15/2030	14,300,000	12,261,964
	3.125% due 9/15/2031	5,414,000	4,665,677
	6.00% due 6/15/2029	1,000,000	1,020,630
[d]	Berry Global, Inc. (EUR), 1.00% due 1/15/2025	4,019,000	4,301,543
[d]	Graphic Packaging International LLC,3.50% due 3/15/2028 - 3/1/2029	8,150,000	7,583,233
[d]	Matthews International Corp., Class C, 5.25% due 12/1/2025	15,091,000	14,793,707
[d]	OI European Group BV (EUR), 6.25% due 5/15/2028	3,000,000	3,467,309
	Sealed Air Corp.,
[d]	1.573% due 10/15/2026	13,352,000	12,021,607
[d]	5.00% due 4/15/2029	8,460,000	8,234,964
[d]	Sealed Air Corp./Sealed Air Corp. U.S., 7.25% due 2/15/2031	500,000	530,540
[d]	Silgan Holdings, Inc., 1.40% due 4/1/2026	20,082,000	18,363,985
	Metals & Mining — 1.0%
[e]	AngloGold Ashanti Holdings plc, 3.375% due 11/1/2028	15,715,000	14,152,929
[d]	Cleveland-Cliffs, Inc., 6.75% due 3/15/2026	16,150,000	16,253,844
[d]	Compass Minerals International, Inc., 6.75% due 12/1/2027	11,123,000	11,022,559
[b,d,e,g]	Metalloinvest Finance DAC, 3.375% due 10/22/2028	7,500,000	4,089,600
[d,e]	POSCO, 5.625% due 1/17/2026	4,650,000	4,691,153
	Stillwater Mining Co.,
[d]	4.00% due 11/16/2026	12,328,000	10,961,441
[d]	4.50% due 11/16/2029	3,050,000	2,411,117
[d,e]	WE Soda Investments Holding plc, 9.50% due 10/6/2028	12,000,000	12,433,440
			262,725,693
	Media & Entertainment — 0.8%
	Media — 0.8%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[d]	4.25% due 2/1/2031 - 1/15/2034	11,548,000	9,786,610
[d]	4.75% due 3/1/2030 - 2/1/2032	9,273,000	8,452,684
[d]	Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.875% due 8/15/2027	3,880,000	3,643,281
[d]	News Corp., 5.125% due 2/15/2032	4,980,000	4,752,613

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d]	Sirius XM Radio, Inc., 5.00% due 8/1/2027	$ 21,775,000	$ 21,094,096
[d,e]	Telenet Finance Luxembourg Notes SARL, 5.50% due 3/1/2028	14,200,000	13,251,156
			60,980,440
	Pharmaceuticals, Biotechnology & Life Sciences — 0.7%
	Biotechnology — 0.3%
	Amgen, Inc.,
	5.25% due 3/2/2033	5,000,000	5,124,750
	5.507% due 3/2/2026	6,800,000	6,803,060
	Bio-Rad Laboratories, Inc., 3.30% due 3/15/2027	2,505,000	2,379,424
	Illumina, Inc., 5.80% due 12/12/2025	5,579,000	5,618,109
[e]	Royalty Pharma plc, 1.75% due 9/2/2027	4,086,000	3,667,839
	Life Sciences Tools & Services — 0.2%
[d]	Avantor Funding, Inc. (EUR), 2.625% due 11/1/2025	11,000,000	11,870,224
	Pharmaceuticals — 0.2%
[a,b,g]	Atlas U.S. Royalty LLC Participation Rights, Zero coupon due 3/15/2027	5,450,000	545
[d]	Bayer U.S. Finance II LLC, 4.25% due 12/15/2025	2,500,000	2,434,500
	Cigna Group, 5.685% due 3/15/2026	16,515,000	16,524,413
			54,422,864
	Real Estate Management & Development — 0.2%
	Real Estate Management & Development — 0.2%
[d]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	13,774,000	13,697,967
[d]	Greystar Real Estate Partners LLC, 7.75% due 9/1/2030	2,490,000	2,628,245
			16,326,212
	Semiconductors & Semiconductor Equipment — 1.1%
	Semiconductors & Semiconductor Equipment — 1.1%
[d]	Broadcom, Inc., 3.187% due 11/15/2036	4,861,000	3,944,945
	Microchip Technology, Inc.,
	0.972% due 2/15/2024	5,137,000	5,106,281
	4.25% due 9/1/2025	11,300,000	11,125,641
	Micron Technology, Inc.,
	4.663% due 2/15/2030	1,186,000	1,162,066
	5.327% due 2/6/2029	2,031,000	2,071,072
	6.75% due 11/1/2029	9,820,000	10,612,670
	Qorvo, Inc.,
	1.75% due 12/15/2024	8,500,000	8,150,820
[d]	3.375% due 4/1/2031	12,907,000	11,086,339
	4.375% due 10/15/2029	1,452,000	1,384,206
[d,e]	Renesas Electronics Corp., 1.543% due 11/26/2024	15,515,000	14,926,051
	SK Hynix, Inc.,
[d,e]	1.00% due 1/19/2024	2,800,000	2,794,260
[d,e]	1.50% due 1/19/2026	4,400,000	4,053,544
[d,e]	2.375% due 1/19/2031	2,812,000	2,282,500
[d,e]	6.25% due 1/17/2026	6,800,000	6,884,320
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	1,160,000	1,080,737
			86,665,452
	Software & Services — 2.7%
	Information Technology Services — 1.0%
	Block Financial LLC, 2.50% due 7/15/2028	3,605,000	3,214,975
	Booz Allen Hamilton, Inc., 5.95% due 8/4/2033	7,440,000	7,858,649
	DXC Technology Co., 2.375% due 9/15/2028	11,657,000	10,205,354
[e]	Genpact Luxembourg SARL, 3.375% due 12/1/2024	8,939,000	8,707,033
[e]	Genpact Luxembourg SARL/Genpact USA, Inc., 1.75% due 4/10/2026	1,626,000	1,510,521
	Global Payments, Inc.,
	1.50% due 11/15/2024	2,230,000	2,148,739
	2.15% due 1/15/2027	1,394,000	1,283,205
	5.30% due 8/15/2029	4,441,000	4,472,398
[d]	GTCR W-2 Merger Sub LLC, 7.50% due 1/15/2031	8,000,000	8,487,520
	Kyndryl Holdings, Inc.,
	2.05% due 10/15/2026	3,968,000	3,614,887
	2.70% due 10/15/2028	8,296,000	7,315,579

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d]	Science Applications International Corp., 4.875% due 4/1/2028	$ 15,749,000	$ 15,063,446
[d]	Wipro IT Services LLC, 1.50% due 6/23/2026	3,953,000	3,629,921
	Internet Software & Services — 0.7%
[d]	Arches Buyer, Inc., 4.25% due 6/1/2028	19,319,000	17,499,923
[d]	Cogent Communications Group, Inc., 7.00% due 6/15/2027	9,567,000	9,662,670
	eBay, Inc., 5.90% due 11/22/2025	3,650,000	3,712,671
	Prosus NV,
[d,e]	3.061% due 7/13/2031	656,000	529,103
[d,e]	4.193% due 1/19/2032	11,494,000	9,898,748
	Prosus NV (EUR),
[d]	1.288% due 7/13/2029	8,715,000	7,815,751
[d]	2.031% due 8/3/2032	7,000,000	5,905,780
	Software — 1.0%
[d]	Fair Isaac Corp., 4.00% due 6/15/2028	16,087,000	15,221,680
	Fidelity National Information Services, Inc.,
	1.15% due 3/1/2026	2,000,000	1,848,760
	4.70% due 7/15/2027	9,556,000	9,558,389
[d]	GoTo Group, Inc., 5.50% due 9/1/2027	6,873,000	3,308,594
[d]	Infor, Inc., 1.75% due 7/15/2025	2,250,000	2,123,843
	MSCI, Inc.,
[d]	3.875% due 2/15/2031	9,973,000	9,096,772
[d]	4.00% due 11/15/2029	6,289,000	5,912,289
	Open Text Corp.,
[d,e]	3.875% due 2/15/2028 - 12/1/2029	20,088,000	18,409,263
[d,e]	6.90% due 12/1/2027	9,150,000	9,525,882
	VMware LLC, 4.50% due 5/15/2025	4,040,000	4,001,095
			211,543,440
	Technology Hardware & Equipment — 1.4%
	Electronic Equipment, Instruments & Components — 1.2%
	Arrow Electronics, Inc., 6.125% due 3/1/2026	18,910,000	18,936,852
	Avnet, Inc., 6.25% due 3/15/2028	14,700,000	15,234,492
	CDW LLC/CDW Finance Corp.,
	3.25% due 2/15/2029	5,238,000	4,790,884
	4.25% due 4/1/2028	8,103,000	7,773,127
	Flex Ltd.,
[e]	4.875% due 5/12/2030	4,671,000	4,585,661
[e]	6.00% due 1/15/2028	3,886,000	4,016,298
[d,e]	Sensata Technologies BV, 5.875% due 9/1/2030	2,375,000	2,363,481
	TD SYNNEX Corp., 1.75% due 8/9/2026	13,683,000	12,420,743
	Trimble, Inc., 4.75% due 12/1/2024	6,525,000	6,463,208
	Vontier Corp.,
	1.80% due 4/1/2026	4,453,000	4,095,825
	2.40% due 4/1/2028	11,380,000	10,049,109
	Technology Hardware, Storage & Peripherals — 0.2%
	Dell International LLC/EMC Corp., 4.90% due 10/1/2026	3,464,000	3,469,612
	Lenovo Group Ltd.,
[d,e]	5.831% due 1/27/2028	3,885,000	3,963,788
[e]	5.875% due 4/24/2025	10,993,000	11,046,206
			109,209,286
	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.6%
	AT&T, Inc.,
[d]	due 3/19/2024	9,000,000	8,888,850
	5.539% due 2/20/2026	22,242,000	22,257,792
	Videotron Ltd.,
[d,e]	5.125% due 4/15/2027	7,150,000	7,056,335
[d,e]	5.375% due 6/15/2024	6,000,000	5,977,560
[d,e]	Virgin Media Secured Finance plc, 5.50% due 5/15/2029	1,800,000	1,735,830
	Wireless Telecommunication Services — 0.4%
[d]	Crown Castle Towers LLC, 4.241% due 7/15/2048	455,000	431,345

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Digicel International Finance Ltd./Digicel International Holdings Ltd.,
[b,d,e,g]	due 12/31/2026	$ 1,111,755	$ 22,235
[d,e]	8.75% due 5/25/2024	500,000	465,445
[d,e]	Series 1441, 8.75% due 5/25/2024	4,366,916	4,082,586
	T-Mobile USA, Inc.,
	2.25% due 2/15/2026	2,232,000	2,115,959
	2.625% due 4/15/2026	2,708,000	2,576,662
	3.375% due 4/15/2029	10,090,000	9,374,316
	5.375% due 4/15/2027	2,965,000	2,975,911
	Vmed O2 UK Financing I plc,
[d,e]	4.25% due 1/31/2031	7,818,000	6,851,695
[d,e]	4.75% due 7/15/2031	1,500,000	1,339,665
			76,152,186
	Transportation — 0.2%
	Air Freight & Logistics — 0.2%
	Ryder System, Inc.,
	5.25% due 6/1/2028	6,533,000	6,622,894
	5.65% due 3/1/2028	7,244,000	7,462,334
	Passenger Airlines — 0.0%
	American Airlines Pass-Through Trust, Series 2016-3 Class B, 3.75% due 4/15/2027	610,608	569,747
[d]	British Airways Pass Through Trust, Series 2020-1 Class A, 4.25% due 5/15/2034	936,903	869,108
			15,524,083
	Utilities — 5.0%
	Electric Utilities — 4.0%
	AEP Texas, Inc.,
	5.40% due 6/1/2033	5,106,000	5,200,869
	Series I, 2.10% due 7/1/2030	3,800,000	3,188,998
[d,e]	AES Espana BV, 5.70% due 5/4/2028	15,177,000	13,896,365
	Allegion U.S. Holding Co., Inc., 5.411% due 7/1/2032	4,659,000	4,789,359
	Alliant Energy Finance LLC,
[d]	1.40% due 3/15/2026	1,500,000	1,366,725
[d]	5.95% due 3/30/2029	3,415,000	3,552,044
	American Electric Power Co., Inc.,
	2.031% due 3/15/2024	3,302,000	3,272,678
	5.699% due 8/15/2025	4,750,000	4,785,435
	Appalachian Power Co.,
	Series AA, 2.70% due 4/1/2031	4,705,000	4,030,538
	Series BB, 4.50% due 8/1/2032	3,327,000	3,204,600
	Black Hills Corp.,
	1.037% due 8/23/2024	8,226,000	7,982,181
	2.50% due 6/15/2030	1,000,000	840,620
	5.95% due 3/15/2028	5,387,000	5,583,841
	6.15% due 5/15/2034	6,135,000	6,413,345
[d]	Boston Gas Co., 3.757% due 3/16/2032	6,140,000	5,455,820
[c]	CenterPoint Energy, Inc., 6.046% (SOFRINDX + 0.65%) due 5/13/2024	1,250,000	1,250,112
	Comision Federal de Electricidad,
[d,e]	3.348% due 2/9/2031	3,020,000	2,508,865
[d,e]	4.688% due 5/15/2029	5,000,000	4,704,500
[e]	5.00% due 9/29/2036	6,636,400	5,912,236
	Dominion Energy, Inc., 5.375% due 11/15/2032	5,000,000	5,128,750
	DTE Energy Co., 4.875% due 6/1/2028	12,452,000	12,558,216
	Enel Finance International NV,
[d,e]	1.375% due 7/12/2026	2,750,000	2,506,927
[d,e]	1.875% due 7/12/2028	16,900,000	14,742,884
[d,e]	2.25% due 7/12/2031	1,951,000	1,585,012
[d,e]	5.00% due 6/15/2032	3,819,000	3,723,143
[d,e]	7.50% due 10/14/2032	2,400,000	2,740,056
	Entergy Texas, Inc.,
	1.50% due 9/1/2026	5,866,000	5,252,944
	3.45% due 12/1/2027	3,000,000	2,794,200
	Evergy Metro, Inc., 4.95% due 4/15/2033	4,663,000	4,656,099
	Eversource Energy,
	5.125% due 5/15/2033	4,950,000	4,976,730

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	5.45% due 3/1/2028	$ 5,181,000	$ 5,329,487
	Georgia Power Co., 4.70% due 5/15/2032	9,681,000	9,643,535
	ITC Holdings Corp.,
[d]	4.95% due 9/22/2027	4,910,000	4,929,640
[d]	5.40% due 6/1/2033	19,800,000	20,248,866
[d]	Kentucky Power Co., 7.00% due 11/15/2033	4,954,000	5,323,123
[d]	Metropolitan Edison Co., 5.20% due 4/1/2028	1,475,000	1,485,915
[d]	Mid-Atlantic Interstate Transmission LLC, 4.10% due 5/15/2028	945,000	913,815
[d]	Midland Cogeneration Venture LP, 6.00% due 3/15/2025	77,759	76,322
[d]	Monongahela Power Co., 3.55% due 5/15/2027	17,987,000	17,150,245
[d]	New York State Electric & Gas Corp., 5.65% due 8/15/2028	15,000,000	15,430,350
	NextEra Energy Capital Holdings, Inc.,
	5.749% due 9/1/2025	7,416,000	7,493,794
	6.051% due 3/1/2025	4,700,000	4,742,347
	Niagara Mohawk Power Corp.,
[d]	3.508% due 10/1/2024	2,236,000	2,193,918
[d]	4.278% due 12/15/2028	7,700,000	7,370,902
	Pacific Gas & Electric Co., 3.75% due 2/15/2024	9,367,000	9,334,028
[d]	Pennsylvania Electric Co., 5.15% due 3/30/2026	5,230,000	5,220,063
	Puget Energy, Inc.,
	2.379% due 6/15/2028	2,980,000	2,660,246
	4.10% due 6/15/2030	1,950,000	1,789,749
	4.224% due 3/15/2032	3,655,000	3,306,825
	Southern Co.,
	3.25% due 7/1/2026	6,725,000	6,486,868
	5.113% due 8/1/2027	6,096,000	6,181,527
	System Energy Resources, Inc., 6.00% due 4/15/2028	2,212,000	2,259,270
[d]	Toledo Edison Co., 2.65% due 5/1/2028	3,933,000	3,544,616
[d]	Vistra Operations Co. LLC, 4.875% due 5/13/2024	12,188,000	12,142,783
	Xcel Energy, Inc., 5.45% due 8/15/2033	7,100,000	7,330,324
	Gas Utilities — 0.9%
[d]	Brooklyn Union Gas Co., 4.632% due 8/5/2027	5,142,000	5,012,473
[d,e]	ENN Clean Energy International Investment Ltd., 3.375% due 5/12/2026	9,524,000	8,895,321
[d]	KeySpan Gas East Corp., 5.994% due 3/6/2033	14,587,000	14,857,297
	NiSource, Inc., 5.25% due 3/30/2028	3,444,000	3,517,254
	Piedmont Natural Gas Co., Inc., 5.40% due 6/15/2033	4,945,000	5,092,707
	Southern Co. Gas Capital Corp., 5.15% due 9/15/2032	6,950,000	7,046,953
	Southwest Gas Corp.,
	2.20% due 6/15/2030	7,880,000	6,693,902
	4.05% due 3/15/2032	5,870,000	5,501,892
	5.45% due 3/23/2028	680,000	695,803
	5.80% due 12/1/2027	4,610,000	4,747,055
[c]	Spire Missouri, Inc., 5.914% (SOFR + 0.50%) due 12/2/2024	12,345,000	12,334,507
	Multi-Utilities — 0.1%
[d,e]	Aegea Finance SARL, 9.00% due 1/20/2031	4,000,000	4,250,320
			389,838,134
	Total Corporate Bonds (Cost $3,414,986,838)		3,353,669,245
	Convertible Bonds — 0.1%
	Media & Entertainment — 0.1%
	Media — 0.1%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	15,486,000	8,517,455
			8,517,455
	Total Convertible Bonds (Cost $9,523,299)		8,517,455
	Long-Term Municipal Bonds — 0.1%
	California (Insured: California Mtg Insurance) HFFA, 7.875% due 2/1/2026	1,255,000	1,257,185
	City of Detroit GO,
	Series B,
	2.189% due 4/1/2024	275,000	271,824
	2.511% due 4/1/2025	465,000	443,257
	New Jersey Transportation Trust Fund Authority, ETM, Series B, 2.631% due 6/15/2024	1,565,000	1,544,383

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	New York Transportation Development Corp. (Research Foundation of State University of New York), 4.248% due 9/1/2035	$ 2,530,000	$ 2,465,806
	Total Long-Term Municipal Bonds (Cost $6,087,025)		5,982,455
	Other Government — 1.0%
	Australia Government Bond (AUD), Series 166, 3.00% due 11/21/2033	36,873,000	23,177,244
	Finance Department Government of Sharjah,
[d,e]	3.625% due 3/10/2033	14,382,000	12,233,042
[d,e]	6.50% due 11/23/2032	4,786,000	5,022,859
	Indonesia Treasury Bond (IDR),
	Series FR75, 7.50% due 5/15/2038	36,895,000,000	2,564,822
	Series FR79, 8.375% due 4/15/2039	44,919,000,000	3,355,840
	Series FR82, 7.00% due 9/15/2030	45,000,000,000	2,993,054
	Series FR83, 7.50% due 4/15/2040	44,090,000,000	3,063,850
[d,e]	Istanbul Metropolitan Municipality, 10.50% due 12/6/2028	2,000,000	2,122,100
	Nigeria Government International Bond,
[d,e]	7.625% due 11/28/2047	10,000,000	7,923,700
[d,e]	8.25% due 9/28/2051	4,300,000	3,522,603
[e]	Panama Bonos del Tesoro, Series DOM, 6.375% due 7/25/2033	12,710,000	11,858,303
	Total Other Government (Cost $74,611,022)		77,837,417
	U.S. Treasury Securities — 11.4%
	United States Treasury Inflation Indexed Bonds,
	0.125%, 2/15/2051	11,817,700	7,342,747
	0.25%, 2/15/2050	21,804,603	14,265,374
	1.50%, 2/15/2053	16,338,422	14,871,225
	1.75%, 1/15/2028	106,729,006	106,140,882
	United States Treasury Notes,
	0.625%, 5/15/2030	11,841,000	9,679,092
	1.125%, 8/31/2028	60,000,000	52,978,125
	1.25%, 6/30/2028	50,000,000	44,593,750
	1.375%, 11/15/2040	9,700,000	6,445,953
	1.75%, 8/15/2041	38,350,000	26,713,172
	2.50%, 2/15/2045	11,700,000	8,870,063
	2.75%, 8/15/2032	85,897,000	78,716,548
	2.875%, 5/15/2032	98,451,000	91,282,537
	3.375%, 5/15/2033	34,239,000	32,880,140
	3.875%, 8/15/2033	63,550,000	63,510,281
	4.125%, 11/15/2032	46,188,000	46,974,639
	4.50%, 11/15/2033	28,500,000	29,942,813
	United States Treasury Notes Inflationary Index,
	0.125%, 4/15/2025 - 4/15/2027	94,634,739	89,340,011
	1.125%, 1/15/2033	30,987,000	29,352,056
	1.25%, 4/15/2028	78,440,893	76,445,521
	1.625%, 10/15/2027	61,853,089	61,391,914
	Total U.S. Treasury Securities (Cost $880,257,058)		891,736,843
	U.S. Government Agencies — 0.1%
[c,d,h]	Farm Credit Bank of Texas, Series 4, 5.70% (5-Yr. CMT + 5.42%), 9/15/2025	9,580,000	9,101,000
	Total U.S. Government Agencies (Cost $9,759,430)		9,101,000
	Mortgage Backed — 18.5%
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[c,d]	Series 2022-1 Class B1, 4.025% due 12/25/2066	4,575,000	2,767,853
[c,d]	Series 2022-6 Class A3, 4.30% due 7/25/2067	4,480,059	3,959,087
[c,d]	Series 2023-1 Class A1, 4.75% due 9/26/2067	13,993,943	13,700,362
[c,d]	Series 2023-2 Class A1, 4.65% due 10/25/2067	6,920,050	6,817,934
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[c,d]	Series 2019-1 Class A1, 3.805% due 1/25/2049	775,126	733,792
[c,d]	Series 2019-3 Class A1, 2.962% due 10/25/2048	1,470,948	1,353,848
[c,d]	Series 2021-1R Class A1, 1.175% due 10/25/2048	2,971,888	2,425,444
[c,d]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	15,104,691	14,024,801
[c]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 6.055% due 8/25/2033	23,483	22,920

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c,d]	BPR Trust, CMBS, Series 2023-BRK2 Class A, 6.899% due 11/5/2028	$ 4,250,000	$ 4,450,260
[d]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	694,248	681,192
[d]	BXP Trust, CMBS, Series 2021-601L Class A, 2.618% due 1/15/2044	6,760,000	5,297,120
[c,d]	Cascade MH Asset Trust, Whole Loan Securities Trust CMO, Series 2021-MH1 Class B3, 7.711% due 2/25/2046	1,936,119	1,526,952
[d]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	4,720,000	3,978,065
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[c,d]	Series 2019-1 Class B4, 3.89% due 3/25/2050	708,596	583,719
[c,d]	Series 2019-1 Class B5, 3.89% due 3/25/2050	365,596	249,833
[c,d]	Series 2019-1 Class B6, 3.89% due 3/25/2050	521,093	236,018
[c,d]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.75% due 12/25/2045	2,375,703	2,142,877
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[c,d]	Series 2022-1 Class A1, 3.007% due 1/25/2067	3,439,227	3,121,317
[c,d]	Series 2022-1 Class B2, 4.548% due 1/25/2067	4,700,000	3,398,405
[c,d]	Series 2022-2 Class B2, 4.623% due 3/25/2067	7,015,000	4,838,802
[c,d]	Series 2023-1 Class A1, 7.065% due 3/25/2058	11,330,581	11,354,445
	CIM Trust, Whole Loan Securities Trust CMO,
[c,d]	Series 2018-INV1 Class A4, 4.00% due 8/25/2048	164,177	152,117
[c,d,f]	Series 2020-J1 Class AIO1, 0.443% due 7/25/2050	14,143,354	251,291
[c,d,f]	Series 2020-J1 Class AIO2, 0.50% due 7/25/2050	12,614,626	285,363
[c,d,f]	Series 2020-J1 Class AIOS, 0.20% due 6/25/2050	17,306,263	116,745
[c,d]	Series 2020-J1 Class B4, 3.443% due 7/25/2050	335,385	271,980
[c,d]	Series 2020-J1 Class B5, 3.443% due 7/25/2050	168,595	108,771
[c,d]	Series 2020-J1 Class B6, 3.443% due 7/25/2050	324,200	119,441
[c,d,f]	Series 2020-J2 Class AX1, 0.259% due 1/25/2051	105,048,948	1,223,684
[c,d,f]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	111,925,278	1,126,696
[c,d]	Series 2020-J2 Class B4, 2.759% due 1/25/2051	491,000	202,071
[c,d]	Series 2020-J2 Class B5, 2.759% due 1/25/2051	164,000	65,940
[c,d]	Series 2020-J2 Class B6, 2.759% due 1/25/2051	654,523	183,378
[c,d]	Series 2023-I1 Class M1, 7.13% due 4/25/2058	10,705,000	10,725,320
[c,d]	Series 2023-I2 Class A1, 6.639% due 12/25/2067	13,973,776	13,892,042
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[c]	Series 2004-HYB2 Class B1, 4.863% due 3/25/2034	22,503	18,507
[c,d]	Series 2014-A Class A, 4.00% due 1/25/2035	364,736	347,085
[c,d]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	1,180,900	965,576
[c,d]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	770,600	563,150
[c,d]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	386,242	239,538
[d,f]	Series 2020-EXP1 Class XS, due 5/25/2060	20,226,646	1,074,528
[c,d]	Series 2020-EXP2 Class B5, 3.911% due 8/25/2050	153,000	83,134
[c,d]	Series 2020-EXP2 Class B6, 3.911% due 8/25/2050	372,000	159,813
[c,d]	Series 2021-J1 Class B4, 2.61% due 4/25/2051	375,000	158,959
[c,d]	Series 2021-J1 Class B5, 2.61% due 4/25/2051	616,000	222,664
[c,d]	Series 2021-J1 Class B6, 2.61% due 4/25/2051	453,829	126,776
[c,d]	Series 2021-J2 Class B4, 2.769% due 7/25/2051	2,281,541	925,308
[c,d]	Series 2021-J2 Class B5, 2.769% due 7/25/2051	623,000	245,238
[c,d]	Series 2021-J2 Class B6, 2.769% due 7/25/2051	1,247,350	318,936
[c,d]	Series 2021-J3 Class B4, 2.859% due 9/25/2051	1,032,000	474,138
[c,d]	Series 2021-J3 Class B5, 2.859% due 9/25/2051	173,000	79,027
[c,d]	Series 2021-J3 Class B6, 2.859% due 9/25/2051	590,214	177,185
[c,d,f]	Series 2022-INV1 Class A5IX, 0.293% due 11/27/2051	200,820,245	2,793,671
[c,d]	Series 2022-INV1 Class B4, 3.293% due 11/27/2051	1,324,236	933,558
[c,d]	Series 2022-INV1 Class B6, 3.293% due 11/27/2051	3,338,419	1,264,453
[c,d]	Series 2022-J1 Class B4, 2.906% due 2/25/2052	700,598	321,842
[c,d]	Series 2022-J1 Class B5, 2.906% due 2/25/2052	527,000	211,472
[c,d]	Series 2022-J1 Class B6, 2.906% due 2/25/2052	1,404,735	375,697
[c,d]	Cross Mortgage Trust, Whole Loan Securities Trust CMO, Series 2023-H1 Class A1, 6.615% due 3/25/2068	9,426,567	9,428,516
	CSMC Trust, CMBS,
[c,d]	Series 2020-522F Class A, 9.215% (TSFR1M + 3.85%) due 9/16/2025	15,450,000	9,180,452
[c,d]	Series 2021-BPNY Class A, 9.191% (TSFR1M + 3.83%) due 8/15/2026	13,600,000	11,941,991
	CSMC Trust, Whole Loan Securities Trust CMO,
[c,d]	Series 2013-HYB1 Class B3, 6.794% due 4/25/2043	68,294	67,898
[c,d]	Series 2019-AFC1 Class B2, 5.208% due 7/25/2049	2,366,448	1,884,615
[c,d]	Series 2019-RP10 Class A1, 3.09% due 12/26/2059	12,056,924	12,048,163
[c,d,f]	Series 2021-AFC1 Class AIOS, 0.25% due 3/25/2056	51,757,831	416,925
[c,d]	Series 2021-AFC1 Class B3, 4.337% due 3/25/2056	146,228	102,715
[c,d,f]	Series 2021-AFC1 Class XS, 3.292% due 3/25/2056	51,757,831	7,941,241

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c,d]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	$ 2,484,086	$ 1,997,555
[c,d]	Series 2021-NQM3 Class B2, 4.128% due 4/25/2066	2,650,000	1,746,212
[c,d]	Series 2021-NQM8 Class B2, 4.244% due 10/25/2066	3,478,650	2,508,447
[c,d]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	5,664,035	5,532,501
[c,d]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	3,768,996	3,593,558
[d]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	3,120,000	2,576,334
[c,d]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	692,132	640,857
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[c,d]	Series 2019-2 Class A1, 2.739% due 11/25/2059	892,386	836,857
[c,d]	Series 2021-2 Class A1, 0.931% due 6/25/2066	2,889,232	2,251,448
[c,d]	Series 2022-1 Class B2, 3.875% due 1/25/2067	6,901,000	4,282,521
	Federal Home Loan Mtg Corp.,
[c]	Pool 1L0322, 3.425% (H15T1Y + 2.07%) due 2/1/2048	2,645,950	2,643,005
[c]	Pool 760025, 3.662% (5-Yr. CMT + 1.310%) due 10/1/2047	3,422,866	3,273,726
[c]	Pool 841097, 3.101% (5-Yr. CMT + 1.300%) due 9/1/2048	5,251,487	4,927,101
[c]	Pool 841355, 1.904% (2.15% - SOFR30A) due 11/1/2051	5,531,898	5,032,137
[c]	Pool 841362, 1.72% (2.15% - SOFR30A) due 2/1/2052	6,367,478	5,594,287
[c]	Pool 841377, 1.951% (2.23% - SOFR30A) due 4/1/2052	6,645,017	5,862,846
[c]	Pool 841463, 2.155% (2.18% - SOFR30A) due 7/1/2052	17,022,991	14,820,043
	Pool RE6097, 2.00% due 5/1/2051	12,536,438	9,941,410
[c,f]	Federal Home Loan Mtg Corp., Multifamily Structured Pass Through Certificates, CMBS, Series KIR1 Class X, 1.026% due 3/25/2026	32,758,002	615,284
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA7373, 3.00% due 5/1/2052	3,248,956	2,880,621
	Pool SD1374, 3.00% due 3/1/2052	8,193,438	7,235,190
	Pool SD1588, 5.00% due 9/1/2052	5,708,403	5,687,873
	Pool SD1626, 5.00% due 10/1/2052	7,889,506	7,891,365
	Pool SD4175, 2.50% due 6/1/2052	109,849,389	93,424,387
	Pool SD4176, 3.00% due 9/1/2052	119,377,735	105,511,611
	Pool SD8367, 5.50% due 10/1/2053	17,145,088	17,219,130
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
[c,d]	Series 2017-SC01 Class M1, 3.646% due 12/25/2046	281,086	272,021
[c,d]	Series 2017-SC02 Class M1, 3.866% due 5/25/2047	143,838	136,195
	Federal National Mtg Assoc.,
[c]	Pool BH4523, 1.852% (5-Yr. CMT + 1.150%) due 4/1/2047	5,402,931	5,048,907
[c]	Pool BH4524, 2.149% (5-Yr. CMT + 1.150%) due 6/1/2046	10,235,896	9,527,959
[c]	Pool BM6885, 1.613% (2.21% - SOFR30A) due 12/1/2051	7,625,009	6,785,743
	Pool BM6899, 2.50% due 1/1/2052	10,803,600	8,989,030
[c]	Pool BM6929, 1.925% (2.13% - SOFR30A) due 7/1/2051	7,604,644	6,946,734
[c]	Pool BO9998, 2.744% (H15T1Y + 2.03%) due 3/1/2048	4,159,977	3,927,758
[c]	Pool BU9934, 1.844% (2.37% - SOFR30A) due 2/1/2052	15,631,261	13,583,251
[c]	Pool CB2214, 1.539% (2.20% - SOFR30A) due 11/1/2051	8,283,670	7,376,708
	Federal National Mtg Assoc., CMO REMIC, Series 1994-37 Class L, 6.50% due 3/25/2024	6	6
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BW8669, 5.00% due 9/1/2052	5,150,601	5,095,416
	Pool CB3880, 5.00% due 6/1/2052	3,019,363	3,010,410
	Pool FS5447, 2.50% due 9/1/2052	40,039,273	34,190,727
	Pool FS6130, 2.50% due 7/1/2052	155,612,381	132,344,762
	Pool FS6157, 3.00% due 9/1/2052	132,532,507	117,158,979
	Pool MA5138, 5.50% due 9/1/2053	9,639,943	9,681,574
	Pool MA5139, 6.00% due 9/1/2053	8,816,853	8,949,643
	Pool MA5166 6.00% due 10/1/2053	17,163,186	17,421,680
	First Republic Mortgage Trust, Whole Loan Securities Trust CMO,
[c,d,f]	Series 2020-1 Class A2IO, 1.246% due 4/25/2050	120,401,881	2,561,454
[c,d]	Series 2020-1 Class B3, 2.886% due 4/25/2050	1,411,246	1,191,117
[c,d]	Series 2020-1 Class B4, 2.886% due 4/25/2050	1,325,000	886,152
[c,d]	Series 2020-1 Class B5, 2.886% due 4/25/2050	470,000	303,214
[c,d]	Series 2020-1 Class B6, 2.886% due 4/25/2050	755,000	355,640
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[c,d]	Series 2017-1 Class 2A2, 3.00% due 3/25/2047	219,029	195,091
[c,d]	Series 2018-3INV Class B4, 4.461% due 5/25/2048	5,206,494	4,643,133
[c,d]	Series 2019-2 Class B3, 4.007% due 12/25/2049	3,552,892	3,073,331
[c,d,f]	Series 2020-2 Class AX1, 0.664% due 8/25/2050	25,663,779	668,993
[c,d,f]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	4,398,084	95,775
[c,d]	Series 2020-2 Class B4, 3.664% due 8/25/2050	204,173	151,491
[c,d]	Series 2020-2 Class B5, 3.664% due 8/25/2050	609,722	442,345

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c,d]	Series 2020-2 Class B6C, 3.528% due 8/25/2050	$ 814,967	$ 401,946
[c,d,f]	Series 2021-13IN Class AX1, 0.18% due 12/30/2051	167,339,873	1,314,739
[c,d,f]	Series 2021-13IN Class AX17, 0.18% due 12/30/2051	13,834,402	128,679
[c,d,f]	Series 2021-13IN Class AX4, 0.50% due 12/30/2051	12,653,078	337,849
[c,d]	Series 2021-13IN Class B4, 3.36% due 12/30/2051	2,560,602	1,812,301
[c,d]	Series 2021-13IN Class B5, 3.36% due 12/30/2051	466,798	302,772
[c,d]	Series 2021-13IN Class B6C, 2.996% due 12/30/2051	4,068,731	2,127,746
[c,d]	FREMF Mortgage Trust, CMBS, Series 2016-KF24 Class B, 10.445% (SOFR30A + 5.11%) due 10/25/2026	304,596	290,272
	GCAT Trust, Whole Loan Securities Trust CMO,
[c,d]	Series 2019-NQM3 Class A1, 3.686% due 11/25/2059	682,762	641,097
[c,d]	Series 2021-CM1 Class A, 1.469% due 4/25/2065	3,336,392	3,084,331
[c,d]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	7,865,788	7,186,323
[c,d]	Series 2021-NQM1 Class M1, 2.316% due 1/25/2066	6,112,000	3,877,975
[c,d]	Series 2021-NQM4 Class A1, 1.093% due 8/25/2066	3,767,988	3,012,845
[c,d,i]	Series 2023-NQM4 Class A1, 4.25% due 5/25/2067	19,225,000	17,705,431
[c,d]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2023-CCM1 Class A1, 6.65% due 8/25/2053	12,723,441	12,862,988
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[c,d,f]	Series 2020-INV1 Class A11X, 3.413% due 10/25/2050	936,051	141,952
[c,d,f]	Series 2020-INV1 Class A12X, 2.925% due 10/25/2050	11,207,814	1,456,869
[c,d,f]	Series 2020-INV1 Class AIOS, 0.19% due 10/25/2050	60,165,913	425,343
[c,d,f]	Series 2020-INV1 Class AX1, due 10/25/2050	40,523,134	405
[c,d,f]	Series 2020-INV1 Class AX2, 0.425% due 10/25/2050	2,019,900	23,984
[c,d,f]	Series 2020-INV1 Class AX4, 0.926% due 10/25/2050	2,174,398	56,578
[c,d]	Series 2020-INV1 Class B4, 3.852% due 10/25/2050	1,245,719	988,677
[c,d]	Series 2020-INV1 Class B5, 3.852% due 10/25/2050	1,248,667	1,005,634
[c,d]	Series 2020-INV1 Class B6, 3.852% due 10/25/2050	2,935,363	1,738,764
[c,d,f]	Series 2020-INV1 Class BX, 0.352% due 10/25/2050	14,213,235	169,106
[c,d,f]	Series 2020-PJ3 Class A11X, 3.50% due 10/25/2050	2,424,877	313,055
[c,d]	Series 2023-PJ2 Class A4, 5.50% due 5/25/2053	7,071,772	7,003,847
[c,d]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class B3, 5.467% due 5/25/2065	14,305,000	12,871,965
[c,d]	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO, Series 2022-1 A Class A1, 5.082% due 7/25/2067	5,433,017	5,302,007
[d]	Houston Galleria Mall Trust, CMBS, Series 2015-HGLR Class A1A2, 3.087% due 3/5/2037	16,067,500	15,371,149
[c,d]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 2.943% due 12/10/2041	5,870,000	5,079,187
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[c,d]	Series 2021-NQM3 Class B2, 4.146% due 11/25/2056	5,408,000	3,607,427
[c,d]	Series 2021-NQM4 Class A1, 2.091% due 1/25/2057	4,161,653	3,403,909
[c,d]	Series 2021-NQM4 Class B2, 4.10% due 1/25/2057	2,500,000	1,664,526
[c,d]	Series 2022- NQM1 Class A1, 2.493% due 2/25/2067	16,044,736	13,975,790
[c,d]	Series 2022-NQM2 Class B2, 4.20% due 3/25/2067	15,600,000	9,888,668
[c,d]	Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	12,942,929	12,772,278
[c,d]	Series 2022-NQM4 Class A3, 5.04% due 6/25/2067	3,920,366	3,674,439
[c,d]	Series 2022-NQM6 Class A1, 6.819% due 10/25/2067	8,722,939	8,754,209
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[c,d]	Series 2015-4 Class B4, 3.54% due 6/25/2045	830,166	529,097
[c,d]	Series 2016-5 Class B4, 7.004% due 12/25/2046	1,630,300	1,632,747
[c,d]	Series 2016-5 Class B5, 7.004% due 12/25/2046	1,235,582	1,072,725
[c,d]	Series 2017-5 Class B6, 3.684% due 10/26/2048	3,020,511	2,092,651
[c,d]	Series 2019-8 Class B4, 4.136% due 3/25/2050	3,326,520	2,814,915
[c,d,f]	Series 2020-3 Class AX1, 0.141% due 8/25/2050	9,664,015	34,142
[c,d,f]	Series 2020-4 Class A11X, (5.14% - TSFR1M)due 11/25/2050	1,873,041	87,644
[c,d,f]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	8,491,119	179,130
[c,d,f]	Series 2020-4 Class AX1, 0.094% due 11/25/2050	31,363,135	90,734
[c,d,f]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	867,686	129,601
[c,d,f]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	2,002,593	46,427
[c,d]	Series 2020-4 Class B4, 3.644% due 11/25/2050	1,284,838	1,069,484
[c,d]	Series 2020-4 Class B5, 3.644% due 11/25/2050	592,504	429,303
[c,d]	Series 2020-4 Class B6, 3.53% due 11/25/2050	1,054,996	425,776
[c,d]	Series 2020-7 Class B4, 3.498% due 1/25/2051	608,709	498,747
[c,d]	Series 2020-7 Class B5, 3.498% due 1/25/2051	424,616	229,912
[c,d]	Series 2020-7 Class B6, 3.498% due 1/25/2051	588,627	218,225
[c,d]	Series 2020-LTV1 Class B3A, 3.745% due 6/25/2050	2,700,987	2,280,024
[c,d]	Series 2021-11 Class B5, 3.024% due 1/25/2052	2,315,860	1,479,344
[c,d]	Series 2021-11 Class B6, 2.828% due 1/25/2052	2,656,957	1,130,279
[c,d]	Series 2021-LTV2 Class A1, 2.52% due 5/25/2052	13,240,822	10,806,758
[c,d]	Series 2022- LTV1 Class A1, 3.25% due 7/25/2052	17,204,150	14,591,103

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c,d]	Series 2022-2 Class B4, 3.13% due 8/25/2052	$ 3,230,828	$ 2,262,469
[c,d]	Series 2022-2 Class B5, 3.13% due 8/25/2052	1,718,444	981,853
[c,d]	Series 2022-2 Class B6, 2.977% due 8/25/2052	1,813,305	533,277
[c,d]	Series 2022-3 Class B4, 3.11% due 8/25/2052	2,652,954	1,852,585
[c,d]	Series 2022-3 Class B5, 3.11% due 8/25/2052	1,687,894	742,227
[c,d]	Series 2022-3 Class B6, 2.629% due 8/25/2052	1,416,997	424,189
[c,d]	Series 2022-DSC1 Class A1, 4.75% due 1/25/2063	8,828,365	8,406,082
[c,d]	Series 2023-1 Class A2, 5.50% due 6/25/2053	7,185,863	7,095,837
[c,d]	Series 2023-3 Class A4B, 5.50% due 10/25/2053	9,085,846	8,990,216
[c,d]	JPMorgan Wealth Management, Whole Loan Securities Trust CMO, Series 2021-CL1 Class M1, 6.637% (SOFR30A + 1.30%) due 3/25/2051	4,217,064	4,095,691
[c,d]	Legacy Mortgage Asset Trust, Whole Loan Securities Trust CMO, Series 2019-GS7 Class A1, 7.25% due 11/25/2059	2,045,155	2,044,571
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[c,d,f]	Series 2021-INV2 Class AX1, 0.123% due 8/25/2051	100,944,066	482,593
[c,d,f]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	6,916,507	266,730
[c,d]	Series 2021-INV2 Class B5, 3.323% due 8/25/2051	314,312	204,689
[c,d]	Series 2021-INV2 Class B6, 3.081% due 8/25/2051	1,514,934	643,201
[c,d,f]	Series 2021-INV3 Class AX1, 0.163% due 10/25/2051	120,094,316	818,383
[c,d,f]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	9,768,617	260,410
[c,d]	Series 2021-INV3 Class B5, 3.213% due 10/25/2051	435,041	284,405
[c,d]	Series 2021-INV3 Class B6, 3.022% due 10/25/2051	1,915,810	837,587
[c]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 4.93% due 8/25/2034	46,106	42,525
[c,d]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	398,109	386,015
	MFA Trust, Whole Loan Securities Trust CMO,
[c,d]	Series 2020-NQM3 Class M1, 2.654% due 1/26/2065	800,000	650,917
[c,d]	Series 2021-INV1 Class A1, 0.852% due 1/25/2056	4,060,958	3,658,634
[c,d]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	8,869,474	7,436,406
[c,d]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	4,950,000	3,987,141
[c,d]	Series 2022-NQM2 Class A1, 4.00% due 5/25/2067	18,757,760	17,658,011
[c,d]	Series 2022-NQM3 Class A1, 5.57% due 9/25/2067	8,573,834	8,583,886
[c,d]	MFRA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1 Class A1, 3.875% due 9/25/2056	7,964,273	7,552,242
[c,d]	Mill City Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 6.05% due 10/25/2067	18,676,123	18,497,224
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[c,d]	Series 2017-3A Class A1, 4.00% due 4/25/2057	851,893	805,689
[c,d]	Series 2017-4A Class A1, 4.00% due 5/25/2057	696,271	657,108
[c,d]	Series 2017-5A Class A1, 6.97% (TSFR1M + 1.61%) due 6/25/2057	405,903	403,033
[c,d]	Series 2017-6A Class A1, 4.00% due 8/27/2057	370,190	351,899
[c,d]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	706,042	670,877
[c,d,f]	Series 2021-INV1 Class AX1, 0.75% due 6/25/2051	101,464,126	3,661,952
[c,d]	Series 2021-INV1 Class B5, 3.25% due 6/25/2051	1,181,444	785,195
[c,d]	Series 2021-INV1 Class B6, 3.235% due 6/25/2051	2,078,024	1,035,758
[c,d]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	18,092,146	16,576,967
[d]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	4,450,000	3,494,054
[c,d]	OBX Trust, Whole Loan Securities Trust CMO, Series 2021-NQM2 Class A1, 1.101% due 5/25/2061	5,866,134	4,506,733
[d]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	16,994,348	14,386,421
[c,d]	Onslow Bay Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	15,612,307	12,868,999
	PRKCM Trust, Whole Loan Securities Trust CMO,
[c,d]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	4,417,944	3,500,948
[c,d]	Series 2021-AFC1 Class B2, 3.95% due 8/25/2056	2,729,000	1,665,803
[c,d]	PRPM LLC, Whole Loan Securities Trust CMO, Series 2022-NQM1 Class A1, 5.50% due 8/25/2067	8,944,696	9,060,753
	PRPM Trust, Whole Loan Securities Trust CMO,
[c,d]	Series 2022-INV1 Class A1, 4.40% due 4/25/2067	27,084,827	26,079,595
[c,d]	Series 2022-INV1 Class A3, 4.443% due 4/25/2067	9,099,755	8,520,635
[c,d]	Rate Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-J1 Class A9, 2.50% due 1/25/2052	12,828,628	10,898,796
[c,d]	Saluda Grade Alternative Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-FIG1 Class C, due 9/25/2050	4,759,987	1,742,060
	Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2020-2 Class MA, 2.00% due 11/25/2059	2,848,169	2,505,018
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1C, 2.00% due 9/25/2030	5,920,593	5,279,841
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[c,d]	Series 2015-4 Class B4, 3.127% due 11/25/2030	1,686,000	1,470,916
[c,d]	Series 2016-3 Class B3, 3.609% due 11/25/2046	2,517,520	1,942,143
[c,d]	Series 2017-7 Class B3, 3.725% due 10/25/2047	1,304,465	1,131,136
[c,d]	Series 2018-7 Class B4, 4.256% due 9/25/2048	1,802,000	1,287,461
[c,d]	Series 2021-9 Class A1, 2.50% due 1/25/2052	13,597,210	11,132,012
[c,d]	Series 2023-3 Class A1, 6.00% due 9/25/2053	8,499,789	8,499,792

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[c,d]	Series 2019-3 Class A1, 2.703% due 9/25/2059	$ 86,593	$ 83,444
[c,d,f]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	12,845,998	57,792
[c,d]	Series 2019-3 Class B2, 5.663% due 9/25/2059	1,978,000	1,579,646
[c,d]	Series 2019-3 Class B3, 6.061% due 9/25/2059	842,000	655,070
[d]	Series 2019-3 Class XS1, due 9/25/2059	12,688,807	127
[d]	Series 2019-3 Class XS2, due 9/25/2059	12,688,807	493,527
[c,d]	Series 2020-2 Class A3, 1.895% due 5/25/2065	1,106,800	1,000,913
[c,d]	Series 2021-2 Class A1, 1.737% due 12/25/2061	6,367,321	5,041,571
[c,d]	Series 2022-1 Class B2, 3.971% due 3/27/2062	4,204,000	2,688,870
[c,d]	Shellpoint Co-Originator Trust, Whole Loan Securities Trust CMO, Series 2016-1 Class B4, 3.554% due 11/25/2046	2,576,991	2,027,330
[d]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	5,000,000	4,132,901
[c,d]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-SH1 Class A1A, 4.10% due 7/25/2057	5,670,427	5,337,842
[c,d]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-5 Class A1, 1.92% due 9/25/2066	15,398,344	12,604,902
	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[c,d]	Series 2018-2 Class B3, 3.676% due 7/25/2048	2,475,118	2,176,984
[c,d]	Series 2018-2 Class B4, 3.676% due 7/25/2048	2,040,000	1,249,078
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[c,d]	Series 2017-1 Class A1, 2.75% due 10/25/2056	54,916	54,543
[c,d]	Series 2018-2 Class A1, 3.25% due 3/25/2058	1,425,292	1,380,685
[c,d]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	11,325,664	10,723,620
[c,d]	Visio Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class M1, 6.149% due 8/25/2057	10,000,000	9,208,822
[c,d]	Vista Point Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A2, 1.986% due 4/25/2065	967,506	898,511
	Wells Fargo Commercial Mortgage Trust, CMBS,
	Series 2016-C34 Class A2, 2.603% due 6/15/2049	1,257,056	1,210,519
[c,d]	Series 2018-1745 Class A, 3.749% due 6/15/2036	4,000,000	3,469,325
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[c,d,f]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	90,455,125	2,361,141
[c,d]	Series 2021-INV1 Class B4, 3.314% due 8/25/2051	1,641,752	1,181,041
[c,d]	Series 2021-INV1 Class B5, 3.314% due 8/25/2051	1,317,420	876,980
[c,d]	Series 2021-INV1 Class B6, 3.314% due 8/25/2051	1,007,597	366,551
	Total Mortgage Backed (Cost $1,449,228,549)		1,447,133,356
	Loan Participations — 1.0%
	Commercial & Professional Services — 0.2%
	Commercial Services & Supplies — 0.1%
	Imagefirst Holdings LLC,
[j]	9.964% (SOFR + 4.75%), due 4/27/2028	1,786,267	1,777,336
[j]	10.717% (SOFR + 5.00%), due 4/27/2028	6,218,750	6,187,656
	Professional Services — 0.1%
[k]	GTCR W Merger Sub LLC, due 9/20/2030	3,000,000	3,011,250
[j]	VT Topco, Inc., 9.606% (SOFR + 4.25%) due 8/9/2030	3,000,000	3,011,250
			13,987,492
	Consumer Durables & Apparel — 0.1%
	Textiles, Apparel & Luxury Goods — 0.1%
[j]	Hanesbrands, Inc., 9.106% (SOFR + 3.75%) due 3/8/2030	4,962,500	4,950,094
			4,950,094
	Consumer Services — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
[j]	TKC Holdings, Inc., 10.97% (SOFR + 5.50%) due 5/15/2028	4,508,271	4,279,341
			4,279,341
	Household & Personal Products — 0.0%
	Household Products — 0.0%
[j]	Energizer Holdings, Inc., 7.721% (SOFR + 2.25%) due 12/22/2027	4,241,267	4,232,445
			4,232,445
	Media & Entertainment — 0.3%
	Media — 0.3%
[j]	ABG Intermediate Holdings 2 LLC, 8.956% (SOFR + 3.50%) due 12/21/2028	9,193,625	9,225,527
[j]	DirecTV Financing LLC, 10.65% (SOFR + 5.00%) due 8/2/2027	8,294,000	8,284,711
[j]	Simon & Schuster, Inc., 9.39% (SOFR + 4.00%) due 10/30/2030	3,500,000	3,508,750

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			21,018,988
	Semiconductors & Semiconductor Equipment — 0.1%
	Information Technology Services — 0.1%
[j]	Xperi Corporation, 8.97% (SOFR + 3.50%) due 6/8/2028	$ 8,922,621	$ 8,902,545
			8,902,545
	Software & Services — 0.1%
	Information Technology Services — 0.0%
[j]	Vericast Corp., 13.36% (SOFR + 7.75%) due 6/16/2026	9,418	8,751
	Internet Software & Services — 0.1%
[j]	Titan AcquisitionCo New Zealand Ltd., 9.61% (SOFR + 4.00%) due 10/18/2028	7,329,450	7,198,106
	Software — 0.0%
[j]	GoTo Group, Inc., 10.283% (SOFR + 4.75%) due 8/31/2027	6,624,197	4,350,706
			11,557,563
	Technology Hardware & Equipment — 0.1%
	Technology Hardware, Storage & Peripherals — 0.1%
[j]	Xerox Holdings Corp, 9.356% (SOFR + 4.00%) due 11/17/2029	12,000,000	11,985,000
			11,985,000
	Total Loan Participations (Cost $81,097,188)		80,913,468
	Short-Term Investments — 11.4%
[l]	Thornburg Capital Management Fund	88,710,971	887,109,713
	Total Short-Term Investments (Cost $887,109,713)		887,109,713
	Total Investments — 98.6% (Cost $7,798,195,653)		$7,701,246,187
	Other Assets Less Liabilities — 1.4%		112,118,680
	Net Assets — 100.0%		$7,813,364,867

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2023
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Sell	90,242,300	3/25/2024	99,950,106	$ —	$ (2,971,308)

Net unrealized appreciation (depreciation)							$(2,971,308)

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Security currently fair valued by the Valuation and Pricing Committee.
b	Non-income producing.
c	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2023.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023, the aggregate value of these securities in the Fund’s portfolio was $3,558,803,900, representing 45.55% of the Fund’s net assets.
e	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
f	Interest only.
g	Bond in default.
h	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
i	When-issued security.
j	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at December 31, 2023.
k	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be effective at the time of settlement and will be based upon the SOFR plus a premium which was determined at the time of purchase.
l	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
ARM	Adjustable Rate Mortgage
AUD	Denominated in Australian Dollar
CMBS	Commercial Mortgage-Backed Securities

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2023 (Unaudited)

CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DAC	Designated Activity Company
ETM	Escrowed to Maturity
EUR	Denominated in Euro
GBP	Denominated in Pound Sterling
GO	General Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
HFFA	Health Facilities Financing Authority
IDR	Denominated in Indonesian Rupiah
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFR90A	Secured Overnight Financing Rate 90-Day Average
SOFRINDX	Secured Overnight Financing Rate Index
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	December 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2023 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/23	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/23	Dividend Income
Thornburg Capital Mgmt. Fund	$570,141,195	$991,133,196	$(674,164,678)	$-	$-	$887,109,713	$8,703,142